UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-00945
                                                     ---------

                              Phoenix Equity Trust
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


              Kevin J. Carr, Esq.
       Vice President, Chief Legal Officer,           John H. Beers, Esq.
       Counsel and Secretary for Registrant       Vice President and Counsel
          Phoenix Life Insurance Company        Phoenix Life Insurance Company
                One American Row                      One American Row
            Hartford, CT 06103-2899               Hartford, CT 06103-2899
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               [LOGO OMITTED]
                                                                   PHOENIX

--------------------------------------------------------------------------------

                                                                 ANNUAL REPORT

Phoenix Mid-Cap Value Fund

Phoenix Value Opportunities Fund

Phoenix Worldwide Strategies Fund












                                           WOULDN'T YOU RATHER HAVE THIS
                                           DOCUMENT E-MAILED TO YOU?
TRUST NAME:                                ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX EQUITY TRUST   June 30, 2007       E-DELIVERY AT PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED       NO BANK GUARANTEE   MAY LOSE VALUE

TABLE OF CONTENTS


Glossary ........................................................      2
Disclosure of Fund Expenses .....................................      3
Phoenix Mid-Cap Value Fund ......................................      4
Phoenix Value Opportunities Fund ................................     11
Phoenix Worldwide Strategies Fund ...............................     19
Notes to Financial Statements ...................................     36
Report of Independent Registered Public Accounting Firm .........     41
Fund Management Tables ..........................................     42




--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Equity Trust unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]

     We are pleased to provide this report for the fiscal year ended June 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

     At Phoenix, we are committed to helping investors succeed over the long term and we strive to provide investors with choice. The Phoenix family of funds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

      We are proud to offer this diversified portfolio of funds managed by more than a dozen accomplished investment managers--many of whom were previously only available to large institutional investors. Their investment expertise allows us to offer a variety of styles, including growth, value and core products, along with asset allocation funds and alternative investments.

      Phoenix is also committed to providing you best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. It's our privilege to serve you.


Sincerely yours,


/s/ George R. Aylward
------------------------------
George R. Aylward
President, PhoenixFunds

JULY 2007

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

EXCESS BROAD MONEY Excess broad
money is the difference between broad money supply growth and growth in the demand for money for which we use Industrial output growth.

MSCI WORLD INDEX (NET)
The MSCI WorldSM Index (Net) is a free float-adjusted market capitalization index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested.

REITs (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL MIDCAP(R) VALUE INDEX
The Russell Midcap(R) Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) INDEX
The Russell Midcap(R) Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) VALUE INDEX
The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500 Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

YEN CARRY TRADE
The Yen carry trade is the activity, particularly by the short term and leveraged financial participants, to sell short Yen instruments or borrow in Yen and invest in higher yielding currencies. It is generally figured that if investors "de-risk" or de-leverage this will be co-incident with an unwinding of the Yen carry trade.



INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX EQUITY TRUST


DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF DECEMBER 31, 2006 TO JUNE 30, 2007)
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of an Equity Trust Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in one of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
     This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE FOR COMPARISON  PURPOSES
     This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.



EXPENSE TABLE
--------------------------------------------------------------------------------
                      Beginning          Ending                     Expenses
                       Account          Account       Annualized      Paid
                        Value            Value          Expense      During
                      12/31/06          6/30/07          Ratio       Period*
--------------------------------------------------------------------------------
MID-CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00        $1,089.60           1.26%      $ 6.53
Class C               1,000.00         1,085.10           2.01        10.39

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00         1,018.47           1.26         6.33
Class C               1,000.00         1,014.70           2.01        10.09
--------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00        $1,147.80           1.41%      $ 7.51
Class C               1,000.00         1,143.80           2.16        11.48

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00         1,017.72           1.41         7.08
Class C               1,000.00         1,013.95           2.16        10.84
--------------------------------------------------------------------------------
WORLDWIDE STRATEGIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00        $1,103.50           1.63%      $ 8.50
Class B               1,000.00         1,100.60           2.38        12.40
Class C               1,000.00         1,099.90           2.38        12.39

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00         1,016.61           1.63         8.18
Class B               1,000.00         1,012.85           2.38        11.95
Class C               1,000.00         1,012.85           2.38        11.95
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX MID-CAP VALUE FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, BRUCE BOTTOMLEY, MARK HELDERMAN AND DANIEL LEARY


Q: HOW DID THE PHOENIX MID-CAP VALUE FUND PERFORM DURING THE FISCAL YEAR ENDED JUNE 30, 2007?

A: For the fiscal year ended June 30, 2007, the Fund's Class A shares returned 26.91%, and Class C shares returned 25.89%. For the same period, the Russell MidCap(R) Index, a broad-based equity index, returned 20.83%; and the Russell MidCap(R) Value Index, the Fund's style-specific benchmark, returned 22.09%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

For the fiscal year ended June 30, 2007, broad stock market indexes, such as the S&P 500(R) Index and Dow JoneS Industrial Average SM, were up 20.6% and 23.04%, respectively.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

The defining elements of the Fund's performance were as follows:

o Twelve stocks were up 40% or more, with three of those (ABB Ltd., Big Lots and Dynegy) each appreciating over 70%.
o Lear Corp., Mirant and Crown Holdings gained 60% a piece, on average, with the common theme in this diverse group of holdings being ongoing corporate restructuring, resulting in dramatic, and generally unanticipated, growth in earnings.
o Only one stock in the portfolio was down: Footlocker, at -11%. This company's earnings have been disappointing, but despite the decline, it cost the portfolio less than one-half of one percent.

                                                                       JULY 2007


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Mid-Cap Value Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIODS ENDING 6/30/07
--------------------------------------------------------------------------------

                                                         INCEPTION     INCEPTION
                               1 YEAR      5 YEARS      TO 6/30/07       DATE
                              --------    ----------    ----------    ----------
Class A Shares at NAV(2)        26.91%      16.00%        12.06%        12/30/97
Class A Shares at POP(3),(4)    19.61       14.63         11.36         12/30/97

Class C Shares at NAV(2)        25.89          --         17.13         10/22/04
Class C Shares with CDSC(4)     25.89          --         17.13         10/22/04

Russell MidCap(R) Index         20.83       16.39        Note 5           Note 5

Russell MidCap(R) Value Index   22.09       17.17        Note 6           Note 6


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

(5) INDEX PERFORMANCE IS 11.02% FOR CLASS A (SINCE 12/30/97) AND 19.93% CLASS C (SINCE 10/22/04).

(6) INDEX PERFORMANCE IS 11.97% FOR CLASS A (SINCE 12/30/97) AND 21.40% CLASS C (SINCE 10/22/04).


--------------------------------------------------------------------------------
GROWTH OF $10,000                                         PERIODS ENDING 6/30/07
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/30/97 (inception of the Fund) in Class A shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The performance of Class C will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                  Phoenix Mid-Cap        Russell Midcap(R)     Russell Midcap(R)
                Value Fund Class A         Value index             Index

12/30/1997         $  9,425                $ 10,000               $ 10,000
06/30/1998            9,811                  10,788                 10,999
06/30/1999            9,293                  11,395                 12,243
06/30/2000            8,687                  10,494                 13,790
06/29/2001           12,159                  13,005                 13,922
06/28/2002           13,241                  13,255                 12,637
06/30/2003           12,208                  13,170                 12,970
06/30/2004           17,095                  17,228                 16,782
06/30/2005           19,726                  20,983                 19,654
06/30/2006           21,910                  23,974                 22,338
06/29/2007           27,805                  29,270                 26,991


For information regarding the indexes, see the glossary on page 2.

Phoenix Mid-Cap Value Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments


     [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

     o  Industrials                                25%
     o  Consumer Discretionary                     23
     o  Consumer Staples                           14
     o  Materials                                  13
     o  Utilities                                  12
     o  Energy                                      5
     o  Financials                                  2
     o  Other (includes short-term investments)     6



                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007

                                                     SHARES         VALUE
                                                   ----------    -----------
DOMESTIC COMMON STOCKS--84.6%

AEROSPACE & DEFENSE--2.1%
Raytheon Co. .....................................    418,600   $ 22,558,354

APPAREL RETAIL--8.1%
Foot Locker, Inc. ................................  1,908,900     41,614,020
Limited Brands, Inc. .............................  1,639,400     45,001,530
                                                                ------------
                                                                  86,615,550
                                                                ------------
AUTO PARTS & EQUIPMENT--1.6%
Lear Corp.(b) ....................................    481,300     17,139,093

BUILDING PRODUCTS--7.8%
American Standard Cos., Inc. .....................    878,000     51,784,440
Masco Corp. ......................................    376,600     10,721,802
Owens Corning, Inc.(b) ...........................    315,900     10,623,717
USG Corp.(b) .....................................    218,900     10,734,856
                                                                ------------
                                                                  83,864,815
                                                                ------------
DEPARTMENT STORES--4.6%
Penney (J.C.) Co., Inc. ..........................    681,800     49,348,684

DIVERSIFIED CHEMICALS--2.9%
Hercules, Inc.(b) ................................  1,606,300     31,563,795

ELECTRIC UTILITIES--3.7%
Duke Energy Corp. ................................  2,176,284     39,825,997

ELECTRICAL COMPONENTS & EQUIPMENT--2.1%
Thomas & Betts Corp.(b) ..........................    384,200     22,283,600

ENVIRONMENTAL & FACILITIES SERVICES--5.8%
Allied Waste Industries, Inc.(b) .................  2,402,150     32,332,939
Waste Management, Inc. ...........................    763,700     29,822,485
                                                                ------------
                                                                  62,155,424
                                                                ------------

                                                     SHARES         VALUE
                                                   ----------    -----------
FOOD RETAIL--3.4%
Safeway, Inc. ....................................  1,074,400    $36,561,832

GAS UTILITIES--1.4%
ONEOK, Inc. ......................................    295,900     14,916,319

GENERAL MERCHANDISE STORES--2.0%
Big Lots, Inc.(b) ................................    744,400     21,900,248

HOME IMPROVEMENT RETAIL--2.4%
Home Depot, Inc. (The) ...........................    661,100     26,014,285

HOUSEWARES & SPECIALTIES--4.1%
Fortune Brands, Inc. .............................    537,900     44,306,823

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--5.5%
Dynegy, Inc.(b) ..................................  3,221,600     30,411,904
Mirant Corp.(b) ..................................    657,200     28,029,580
                                                                ------------
                                                                  58,441,484
                                                                ------------
METAL & GLASS CONTAINERS--5.5%
Ball Corp. .......................................    335,400     17,833,218
Crown Holdings, Inc.(b) ..........................    649,300     16,213,021
Owens-Illinois, Inc.(b) ..........................    713,250     24,963,750
                                                                ------------
                                                                  59,009,989
                                                                ------------
MULTI-UTILITIES--1.8%
Dominion Resources, Inc. .........................    219,900     18,979,569

OFFICE SERVICES & SUPPLIES--1.8%
ACCO Brands Corp.(b) .............................    829,832     19,127,628

OIL & GAS STORAGE & TRANSPORTATION--5.0%
Spectra Energy Corp. .............................  2,080,542     54,010,870



                        See Notes to Financial Statements
6

Phoenix Mid-Cap Value Fund



                                                     SHARES        VALUE
                                                   ---------- --------------
PACKAGED FOODS & MEATS--4.9%
Del Monte Foods Co. ..............................  1,677,900 $   20,403,264
Sara Lee Corp. ...................................  1,816,700     31,610,580
                                                              --------------
                                                                  52,013,844
                                                              --------------
PAPER PACKAGING--2.2%
Packaging Corporation of America .................    947,800     23,988,818

PROPERTY & CASUALTY INSURANCE--2.3%
Alleghany Corp.(b) ...............................     59,582     24,220,086

TRUCKING--3.6%
Con-Way, Inc. ....................................    186,000      9,344,640
Laidlaw International, Inc. ......................    837,900     28,949,445
                                                              --------------
                                                                  38,294,085
                                                              --------------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $796,477,300)                                   907,141,192
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--9.2%

COMMODITY CHEMICALS--2.1%
NOVA Chemicals Corp. (United States) .............    621,900     22,120,983

FOOD RETAIL--5.2%
Koninklijke Ahold NV Sponsored ADR
(Netherlands)(b) .................................  4,406,000     55,163,120

HEAVY ELECTRICAL EQUIPMENT--1.9%
ABB Ltd. Sponsored ADR (Switzerland) .............    922,900     20,857,540
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $72,819,952)                                     98,141,643
----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)        VALUE
                                                   ---------- --------------
MEDIUM TERM NOTES--0.1%

DIVERSIFIED BANKS--0.1%
FleetBoston Financial Corp. ......................     $1,000 $      990,160
----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $991,508)                                           990,160
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.9%
(IDENTIFIED COST $870,288,760)                                 1,006,272,995
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--5.2%

COMMERCIAL PAPER(d)--5.2%
3M Co. 5.27%, 7/6/07 .............................      2,595      2,593,101
AT&T, Inc. 5.28%, 7/9/07 .........................      3,220      3,216,222
Bank of America Corp. 5.25%, 7/23/07 .............      3,700      3,688,129
Chariot Funding LLC 5.31%, 7/26/07 ...............      4,640      4,622,890
Ciesco LLC 5.29%, 7/9/07 .........................      2,000      1,997,649
Ciesco LLC 5.25%, 7/16/07 ........................      5,000      4,989,063
CIT Group Holdings 5.27%, 7/13/07 ................      5,810      5,799,793
CIT Group Holdings 5.24%, 7/16/07 ................      5,000      4,989,039
Clipper Receivables Co. LLC 5.28%, 8/3/07 ........      4,715      4,692,179
George Street Financial LLC 5.30%, 7/12/07 .......      2,006      2,002,751
George Street Financial LLC 5.32%, 7/20/07 .......        770        767,838
Govco, Inc. 5.24%, 7/10/07 .......................      4,055      4,049,654
Govco, Inc. 5.23%, 8/2/07 ........................      2,825      2,812,183
Lockhart Funding LLC 5.30%, 7/18/07 ..............      3,605      3,595,978
UBS Finance Delaware LLC 5.21%, 7/2/07 ...........      1,725      1,724,748
UBS Finance Delaware LLC 5.25%, 7/19/07 ..........      4,290      4,278,749
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $55,819,730)                                     55,819,966
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $926,108,490)                                 1,062,092,961(a)

Other assets and liabilities, net--0.9%                            9,724,279
                                                              --------------
NET ASSETS--100.0%                                            $1,071,817,240
                                                              ==============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $139,242,624 and gross depreciation of $3,359,056 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $926,209,393.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.



                       See Notes to Financial Statements

Phoenix Mid-Cap Value Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2007



ASSETS
Investment securities at value
     (Identified cost $926,108,490)                            $  1,062,092,961
Cash                                                                      1,656
Receivables
     Fund shares sold                                                12,517,869
     Dividends and interest                                             613,169
Prepaid expenses                                                         81,943
Other assets                                                             55,158
                                                               ----------------
          Total assets                                            1,075,362,756
                                                               ----------------
LIABILITIES
Payables
     Fund shares repurchased                                          2,316,813
     Investment advisory fee                                            487,686
     Distribution and service fees                                      363,317
     Transfer agent fee                                                 130,997
     Other accrued expenses                                             115,805
     Administration fee                                                  68,349
     Trustee deferred compensation plan                                  55,158
     Trustees' fee                                                        7,391
                                                               ----------------
          Total liabilities                                           3,545,516
                                                               ----------------
NET ASSETS                                                     $  1,071,817,240
                                                               ================
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $    924,073,515
Undistributed net investment income                                     470,675
Accumulated net realized gain                                        11,288,579
Net unrealized appreciation                                         135,984,471
                                                               ----------------
NET ASSETS                                                     $  1,071,817,240
                                                               ================
CLASS A
Net asset value per share                                                $27.40
Offering price per share $27.40 /(1-5.75%)                               $29.07
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                         30,754,256
Net Assets                                                     $    842,524,253

CLASS C
Net asset value and offering price per share                             $27.04
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                          8,479,981
Net Assets                                                     $    229,292,987



                            STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2007

INVESTMENT INCOME
Dividends                                                         $   7,806,444
Interest                                                              4,156,500
Foreign taxes withheld                                                  (61,529)
                                                                  -------------
          Total investment income                                    11,901,415
                                                                  -------------
EXPENSES
Investment advisory fee                                               4,614,218
Service fees, Class A                                                 1,150,100
Distribution and service fees, Class C                                1,551,892
Administration fee                                                      507,108
Transfer agent                                                          889,443
Printing                                                                240,037
Registration                                                             70,158
Custodian                                                                47,393
Professional                                                             47,120
Trustees                                                                 46,702
Miscellaneous                                                            62,258
                                                                  -------------
          Total expenses                                              9,226,429
Less expenses reimbursed by investment adviser                         (271,139)
Custodian fees paid indirectly                                           (3,215)
                                                                  -------------
          Net expenses                                                8,952,075
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                          2,949,340
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
Net realized gain (loss) on investments                              11,417,716
Net change in unrealized appreciation (depreciation)
   on investments                                                   109,003,831
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                      120,421,547
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                              $ 123,370,887
                                                                  =============

                       See Notes to Financial Statements

Phoenix Mid-Cap Value Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Year Ended              Year Ended
                                                                                           June 30, 2007           June 30, 2006
                                                                                           --------------          -------------
FROM OPERATIONS
     Net investment income (loss)                                                          $    2,949,340           $    564,934
     Net realized gain (loss)                                                                  11,417,716              1,458,273
     Net change in unrealized appreciation (depreciation)                                     109,003,831             23,007,018
                                                                                           --------------           ------------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              123,370,887             25,030,225
                                                                                           --------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, Class A                                                            (2,715,707)              (415,642)
     Net realized short-term gains, Class A                                                            --                (76,240)
     Net realized short-term gains, Class C                                                            --                (40,162)
     Net realized long-term gains, Class A                                                       (897,975)               (31,734)
     Net realized long-term gains, Class C                                                       (344,945)               (16,063)
                                                                                           --------------           ------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                 (3,958,627)              (579,841)
                                                                                           --------------           ------------
FROM SHARE TRANSACTIONS
CLASS A
     Proceeds from sales of shares (27,156,694 and 6,998,576 shares,
          respectively)                                                                       699,277,439            141,436,426
     Net asset value of shares issued from  reinvestment of distributions
          (110,586 and 22,707 shares, respectively)                                             2,967,479                452,090
     Cost of shares repurchased (5,153,234 and 3,362,794 shares, respectively)               (134,846,572)           (68,023,003)
                                                                                           --------------           ------------
Total                                                                                         567,398,346             73,865,513
                                                                                           --------------           ------------
CLASS C
     Proceeds from sales of shares (4,566,510  and 3,238,196  shares, respectively)           115,475,879             64,677,062
     Net asset value of shares issued from  reinvestment of distributions
          (8,919 and 1,826 shares, respectively)                                                  222,622                 36,147
     Cost of shares repurchased (740,479 and 536,202 shares, respectively)                    (18,379,928)           (11,045,380)
                                                                                           --------------           ------------
Total                                                                                          97,318,573             53,667,829
                                                                                           --------------           ------------
     INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                664,716,919            127,533,342
                                                                                           --------------           ------------
     NET INCREASE (DECREASE) IN NET ASSETS                                                    784,129,179            151,983,726
NET ASSETS
     Beginning of period                                                                      287,688,061            135,704,335
                                                                                           --------------           ------------
     END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $470,675
          AND $237,042, RESPECTIVELY)                                                      $1,071,817,240           $287,688,061
                                                                                           ==============           ============

                       See Notes to Financial Statements
                                                                               9

Phoenix Mid-Cap Value Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A(1)
                                                  ------------------------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                  ------------------------------------------------------------------
                                                      2007         2006         2005         2004         2003
Net asset value, beginning of period                 $21.72       $19.63       $17.04       $12.18       $13.21
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(2)                   0.18         0.10         0.08        (0.01)        0.01
     Net realized and unrealized gain (loss)           5.66         2.05         2.55         4.88        (1.04)
                                                     ------       ------       ------       ------       ------
          TOTAL FROM INVESTMENT OPERATIONS             5.84         2.15         2.63         4.87        (1.03)
                                                     ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
     Dividends from net investment income             (0.10)       (0.05)       (0.04)       (0.01)          --
     Distributions from net realized gains            (0.06)       (0.01)          --           --           --
                                                     ------       ------       ------       ------       ------
          TOTAL DISTRIBUTIONS                         (0.16)       (0.06)       (0.04)       (0.01)          --
                                                     ------       ------       ------       ------       ------
Change in net asset value                              5.68         2.09         2.59         4.86        (1.03)
                                                     ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $27.40       $21.72       $19.63       $17.04       $12.18
                                                     ======       ======       ======       ======       ======
Total return(3)                                       26.91%       11.07%       15.39%       40.03 %      (7.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $842,524     $187,701      $97,771       $6,404       $3,800
RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                            1.27%        1.25%        1.25%        1.30 %       1.30 %
     Gross operating expenses                          1.31%        1.42%        1.65%        2.76 %       3.05 %
     Net investment income (loss)                      0.68%        0.50%        0.49%       (0.06)%       0.09 %
Portfolio turnover                                        7%          16%           9%          53 %         23 %

                                                                         CLASS C
                                               -----------------------------------------------------------
                                                                                          FROM INCEPTION
                                                   YEAR ENDED           YEAR ENDED       OCTOBER 22, 2004 TO
                                                 JUNE 30, 2007         JUNE 30, 2006       JUNE 30, 2005
                                               ------------------     ---------------     ----------------
Net asset value, beginning of period                 $21.53               $19.54               $17.77
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(2)                       (0.03)               (0.05)               (0.04)
     Net realized and unrealized gain (loss)           5.60                 2.05                 1.84
                                                     ------               ------               ------
          TOTAL FROM INVESTMENT OPERATIONS             5.57                 2.00                 1.80
                                                     ------               ------               ------
LESS DISTRIBUTIONS
     Dividends from net investment income                --                   --                (0.03)
     Distributions from net realized gains            (0.06)                (0.01)                 --
                                                     ------               ------               ------
TOTAL DISTRIBUTIONS                                   (0.06)               (0.01)               (0.03)
                                                     ------               ------               ------
Change in net asset value                              5.51                 1.99                 1.77
                                                     ------               ------               ------
NET ASSET VALUE, END OF PERIOD                       $27.04               $21.53               $19.54
                                                     ======               ======               ======
Total return(3)                                       25.89 %              10.26 %              10.13 %(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $229,293              $99,987              $37,934
RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                            2.01 %               2.00 %               2.00 %(4)
     Gross operating expenses                          2.06 %               2.17 %               2.29 %(4)
     Net investment income (loss)                     (0.11)%              (0.25)%              (0.28)%(4)
Portfolio turnover                                        7 %                 16 %                  9 %(5)

(1) Due to a reorganization on October 22, 2004, the Mid-Cap Value Fund is the successor of the FMI Sasco Contrarian Value Fund. The Mid-Cap Value Fund Class A treats the past performance of the FMI Sasco Contrarian Value Fund as its own.
(2)  Computed using average shares outstanding.
(3)  Sales charges are not reflected in the total return calculation.
(4)  Annualized.
(5)  Not annualized.


                       See Notes to Financial Statements

PHOENIX VALUE OPPORTUNITIES FUND
(FORMERLY PHOENIX PATHFINDER FUND)


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM


Q: HOW DID THE PHOENIX VALUE OPPORTUNITIES FUND PERFORM FOR ITS FISCAL YEAR ENDED JUNE 30, 2007?

A: For the fiscal year ended June 30, 2007, the Fund's Class A shares returned 26.71%, and Class C shares returned 25.77%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 20.59%, and the Russell 1000(R) Value Index, the Fund's style-specific benchmark, returned 21.86%. All figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND CURRENT RESULTS AND PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

The U.S. equity market was up significantly for the 12-month period:

o The market was solid in the latter half of 2006, plunged in February 2007 on news of rising mortgage defaults and in reaction to China's government announcement that it had appointed a task force charged with cracking down on illegal share offerings and other prohibited activities within the market. The announcement, which sparked a global sell-off and jarred investor sentiment in emerging markets, led to China's indices posting their largest declines in ten years. Although the Chinese market rebounded the following day, it finished the month in modestly negative territory, falling -1.8%.

o After its recovery, the market advanced quite steadily until losing some momentum in June. A healthy employment picture kept consumers optimistic, driving a local economy that remained surprisingly robust, despite surging gasoline prices and weakening home values.

o The market's mood sobered in June, due to: broadening problems in the sub-prime mortgage industry; concerns about the potential unwinding of the yen carry trade; and some signs of instability in the hedge fund industry.

o Overall, U.S. equity markets were able to deliver solid corporate earnings and investor sentiment was more optimistic than previously expected, given numerous uncertainties on the global scene.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

The Fund's favorable performance during the fiscal year ended June 30, 2007 resulted from:

o Stock selection, particularly within the energy and materials sectors of the U.S. market; various holdings, such as: oil and gas companies like Valero Energy and Tesoro, which performed well in an environment of elevated energy prices; U.S. Steel and Phelps Dodge, which advanced on strong global demand for commodities; stock selection in the staples, services and finance sectors; and the Fund's overweighted allocation to the materials sector.

Factors that hampered the Fund's performance during the fiscal year included:

o Stock selection in the health care, capital equipment and technology sectors; the Fund's overall active sector weightings; and the Fund's position in Advance Micro Devices, which was the least-successful holding over the 12-month period.

                                                                       JULY 2007


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Value Opportunities Fund
(formerly Phoenix Pathfinder Fund)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 6/30/07
--------------------------------------------------------------------------------

                                                        INCEPTION     INCEPTION
                                           1 YEAR       TO 6/30/07      DATE
                                          ----------    ----------   ----------
Class A Shares at NAV(2)                    26.71%       20.25%       7/29/05
Class A Shares at POP(3),(4)                19.42        16.59        7/29/05
Class C Shares at NAV(2)                    25.77        19.48        7/29/05
Class C Shares with CDSC(4)                 25.77        19.48        7/29/05
S&P 500(R) Index                            20.59        12.95        7/29/05
Russell 1000(R) Value Index                 21.86        15.93        7/29/05


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


--------------------------------------------------------------------------------
GROWTH OF $10,000                                          PERIOD ENDING 6/30/07
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 7/29/05 (inception of the Fund) in Class A shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return on Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gains are reinvested.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Phoenix Value      Phoenix Value
                Opportunities       Opportunities     Russell 1000    S&P 500(R)
                 Fund Class A        Fund Class C      Value Index      Index

07/29/2005         $ 9,425             $10,000          $10,000         $10,000
06/30/2006          10,594              11,185           10,895          10,474
06/30/2007          13,424              14,068           13,277          12,630


For information regarding the indexes, see the glossary on page 2.

Phoenix Value Opportunities Fund
(formerly Phoenix Pathfinder Fund)

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

     [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

     o  Financials                                  21%
     o  Energy                                      17
     o  Consumer Staples                            10
     o  Consumer Discretionary                       8
     o  Materials                                    8
     o  Health Care                                  6
     o  Information Technology                       6
     o  Other (includes short-term investments)     13


                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007



                                                       SHARES       VALUE
                                                     ----------  -----------
DOMESTIC COMMON STOCKS--91.5%

AEROSPACE & DEFENSE--3.0%
Boeing Co. (The) .................................      2,700    $   259,632
L-3 Communications Holdings, Inc. ................      6,800        662,252
Northrop Grumman Corp. ...........................      7,900        615,173
                                                                 -----------
                                                                   1,537,057
                                                                 -----------
AIRLINES--0.6%
ExpressJet Holdings, Inc.(b) .....................      4,100         24,518
SkyWest, Inc. ....................................      3,900         92,937
US Airways Group, Inc.(b) ........................      6,000        181,620
                                                                 -----------
                                                                     299,075
                                                                 -----------
ASSET MANAGEMENT & CUSTODY BANKS--1.6%
Ameriprise Financial, Inc. .......................     13,200        839,124

BIOTECHNOLOGY--0.3%
OSI Pharmaceuticals, Inc.(b) .....................      4,100        148,461

BREWERS--1.2%
Molson Coors Brewing Co. Class B .................      6,700        619,482

COMMODITY CHEMICALS--0.0%
Lyondell Chemical Co. ............................        600         22,272

COMMUNICATIONS EQUIPMENT--0.3%
InterDigital Communications Corp.(b) .............      4,100        131,897

COMPUTER HARDWARE--4.5%
Hewlett-Packard Co. ..............................     12,700        566,674
International Business Machines Corp. ............     16,600      1,747,150
                                                                 -----------
                                                                   2,313,824
                                                                 -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
Cummins, Inc. ....................................      1,600        161,936
FreightCar America, Inc. .........................        100          4,784
                                                                 -----------
                                                                     166,720
                                                                 -----------

                                                       SHARES       VALUE
                                                     ----------  -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Computer Sciences Corp.(b) .......................      3,800    $   224,770

DEPARTMENT STORES--2.5%
Dillard's, Inc. Class A ..........................     36,800      1,322,224

DIVERSIFIED BANKS--1.4%
Wells Fargo & Co. ................................     20,200        710,434

DIVERSIFIED METALS & MINING--3.5%
Freeport-McMoRan Copper & Gold, Inc.
Class B (Indonesia)(c) ...........................     22,200      1,838,604

ELECTRIC UTILITIES--2.1%
FirstEnergy Corp. ................................     16,881      1,092,707

FOOD RETAIL--2.8%
Kroger Co. (The) .................................     49,600      1,395,248
Safeway, Inc. ....................................      1,800         61,254
                                                                 -----------
                                                                   1,456,502
                                                                 -----------
GAS UTILITIES--0.1%
Star Gas Partners, L.P.(b) .......................      8,000         35,680

GENERAL MERCHANDISE STORES--2.7%
Big Lots, Inc.(b) ................................     23,800        700,196
Dollar Tree Stores, Inc.(b) ......................     15,800        688,090
                                                                 -----------
                                                                   1,388,286
                                                                 -----------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
COMSYS IT Partners, Inc.(b) ......................      1,800         41,058

HYPERMARKETS & SUPER CENTERS--1.5%
Wal-Mart Stores, Inc. ............................     15,800        760,138

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
Mirant Corp.(b) ..................................      3,400        145,010


                       See Notes to Financial Statements

Phoenix Value Opportunities Fund
(formerly Phoenix Pathfinder Fund)


                                                       SHARES       VALUE
                                                     ----------  -----------
INDUSTRIAL MACHINERY--0.6%
Danaher Corp. ....................................      3,100    $   234,050
Parker Hannifin Corp. ............................        900         88,119
                                                                 -----------
                                                                     322,169
                                                                 -----------
INTEGRATED OIL & GAS--11.0%
Chevron Corp. ....................................     29,800      2,510,352
ConocoPhillips ...................................      3,700        290,450
Exxon Mobil Corp. ................................     13,560      1,137,413
Marathon Oil Corp. ...............................     29,800      1,786,808
                                                                 -----------
                                                                   5,725,023
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
AT&T, Inc. .......................................      6,200        257,300
Qwest Communications International, Inc.(b) ......     33,700        326,890
                                                                 -----------
                                                                     584,190
                                                                 -----------
INTERNET RETAIL--0.3%
Expedia, Inc.(b) .................................      4,600        134,734

INVESTMENT BANKING & BROKERAGE--8.1%
Goldman Sachs Group, Inc. (The) ..................      5,300      1,148,775
Lehman Brothers Holdings, Inc. ...................     14,100      1,050,732
Morgan Stanley ...................................     24,100      2,021,508
                                                                 -----------
                                                                   4,221,015
                                                                 -----------
LIFE & HEALTH INSURANCE--0.4%
MetLife, Inc. ....................................      2,572        165,843
Nationwide Financial Services, Inc. Class A ......        900         56,898
                                                                 -----------
                                                                     222,741
                                                                 -----------
MANAGED HEALTH CARE--4.4%
Coventry Health Care, Inc.(b) ....................      2,500        144,125
UnitedHealth Group, Inc. .........................     26,100      1,334,754
WellPoint, Inc.(b) ...............................     10,100        806,283
                                                                 -----------
                                                                   2,285,162
                                                                 -----------
MULTI-LINE INSURANCE--4.0%
American International Group, Inc. ...............        900         63,027
Assurant, Inc. ...................................      3,100        182,652
Genworth Financial, Inc. Class A .................     29,200      1,004,480
Hartford Financial Services Group, Inc. (The) ....      8,154        803,250
                                                                 -----------
                                                                   2,053,409
                                                                 -----------
OIL & GAS REFINING & MARKETING--6.2%
Tesoro Corp. .....................................     26,200      1,497,330
Valero Energy Corp. ..............................     23,700      1,750,482
                                                                 -----------
                                                                   3,247,812
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.1%
JPMorgan Chase & Co. .............................     43,700      2,117,265

PAPER PRODUCTS--1.3%
International Paper Co. ..........................     17,000        663,850



                                                       SHARES       VALUE
                                                     ----------  -----------
PERSONAL PRODUCTS--0.9%
Alberto-Culver Co. ...............................     20,200    $   479,144

PHARMACEUTICALS--1.3%
King Pharmaceuticals, Inc.(b) ....................     10,000        204,600
Pfizer, Inc. .....................................     18,400        470,488
                                                                 -----------
                                                                     675,088
                                                                 -----------
PROPERTY & CASUALTY INSURANCE--1.6%
Axis Capital Holdings Ltd. .......................      7,920        321,948
Berkley (W.R.) Corp. .............................        100          3,254
Chubb Corp. (The) ................................      3,900        211,146
CNA Financial Corp. ..............................      1,000         47,690
Travelers Cos., Inc. (The) .......................      4,500        240,750
                                                                 -----------
                                                                     824,788
                                                                 -----------
REGIONAL BANKS--1.2%
Regions Financial Corp. ..........................     16,600        549,460
SunTrust Banks, Inc. .............................      1,100         94,314
                                                                 -----------
                                                                     643,774
                                                                 -----------
RESTAURANTS--2.7%
Darden Restaurants, Inc. .........................     21,200        932,588
McDonald's Corp. .................................      9,400        477,144
                                                                 -----------
                                                                   1,409,732
                                                                 -----------
SPECIALIZED CONSUMER SERVICES--0.0%
Jackson Hewitt Tax Service, Inc. .................        200          5,622

STEEL--2.8%
Chaparral Steel Co. ..............................      2,100        150,927
Cleveland-Cliffs, Inc. ...........................      1,400        108,738
United States Steel Corp. ........................     11,000      1,196,250
                                                                 -----------
                                                                   1,455,915
                                                                 -----------
SYSTEMS SOFTWARE--0.3%
Symantec Corp.(b) ................................      8,200        165,640

THRIFTS & MORTGAGE FINANCE--4.5%
Downey Financial Corp. ...........................        900         59,382
Fannie Mae .......................................     20,200      1,319,666
FirstFed Financial Corp.(b) ......................     11,300        641,049
PMI Group, Inc. (The) ............................      4,300        192,081
Washington Mutual, Inc. ..........................      3,000        127,920
                                                                 -----------
                                                                   2,340,098
                                                                 -----------
TOBACCO--3.9%
Altria Group, Inc. ...............................     27,500      1,928,850
Loews Corp. - Carolina Group .....................      1,400        108,178
                                                                 -----------
                                                                   2,037,028
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS--0.3%
United Rentals, Inc.(b) ..........................      4,800        156,192


                       See Notes to Financial Statements
14

Phoenix Value Opportunities Fund
(formerly Phoenix Pathfinder Fund)


                                                       SHARES       VALUE
                                                     ----------  -----------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Sprint Nextel Corp. ..............................     30,100    $   623,371
USA Mobility, Inc.(b) ............................      2,100         56,196
                                                                 -----------
                                                                     679,567
                                                                 -----------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $43,244,707)                                     47,543,283
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.1%

IT CONSULTING & OTHER SERVICES--0.4%
Accenture Ltd. Class A (United States) ...........      4,265        182,926

MARINE--0.1%
TBS International Ltd. (Bermuda)(b) ..............      2,443         69,381

PROPERTY & CASUALTY INSURANCE--5.0%
ACE Ltd. (United States) .........................     17,272      1,079,845
XL Capital Ltd. Class A (United States) ..........     17,840      1,503,734
                                                                 -----------
                                                                   2,583,579
                                                                 -----------
REINSURANCE--0.6%
PartnerRe Ltd. (United States) ...................      4,207        326,043
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,900,664)                                       3,161,929
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.6%
(IDENTIFIED COST $46,145,371)                                     50,705,212
----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                     ---------
SHORT-TERM INVESTMENTS--3.3%
COMMERCIAL PAPER(d)--3.3%
Alpine Securitization Corp. 5.36%, 7/2/07 ........    $ 1,710      1,709,745
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,709,745)                                       1,709,745
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $47,855,116)                                     52,414,957(a)

Other assets and liabilities, net--(0.9)%                           (499,631)
                                                                 -----------
NET ASSETS--100.0% $                                              51,915,326
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,952,796 and gross depreciation of $392,955 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $47,855,116.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.


                       See Notes to Financial Statements

Phoenix Value Opportunities Fund
(formerly Phoenix Pathfinder Fund)


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2007


ASSETS
Investment securities at value,
     (Identified cost $47,855,116)                                 $ 52,414,957
Cash                                                                      3,627
Receivables
     Fund shares sold                                                 2,453,023
     Investment securities sold                                       1,597,526
     Dividends                                                           39,676
Prepaid expenses                                                          8,038
Other assets                                                                654
                                                                   ------------
          Total assets                                               56,517,501
                                                                   ------------
LIABILITIES
Payables
     Fund shares repurchased                                          2,139,222
     Investment securities purchased                                  2,378,485
     Investment advisory fee                                             17,697
     Transfer agent fee                                                  15,231
     Distribution and service fees                                       11,229
     Administration fee                                                   3,050
     Trustee deferred compensation plan                                     654
     Trustees' fee                                                          328
     Other accrued expenses                                              36,279
                                                                   ------------
          Total liabilities                                           4,602,175
                                                                   ------------
NET ASSETS                                                         $ 51,915,326
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 46,022,362
Undistributed net investment income                                      81,094
Accumulated net realized gain                                         1,252,029
Net unrealized appreciation                                           4,559,841
                                                                   ------------
NET ASSETS                                                         $ 51,915,326
                                                                   ============
CLASS A
Net asset value per share                                                $13.67
Offering price per share $13.67 /(1-5.75%)                               $14.50
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                          3,714,723
Net Assets                                                         $ 50,787,615

CLASS C
Net asset value and offering price per share                             $13.60
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                             82,942
Net Assets                                                         $  1,127,711



                            STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2007

INVESTMENT INCOME
Dividends                                                          $    368,384
Interest                                                                 56,338
                                                                   ------------
          Total investment income                                       424,722
                                                                   ------------
EXPENSES
Investment advisory fee                                                 182,055
Service fees, Class A                                                    55,714
Distribution and service fees, Class C                                    4,713
Administration fee                                                       14,897
Transfer agent                                                           26,205
Professional                                                             34,065
Registration                                                             26,915
Trustees                                                                  8,904
Custodian                                                                 6,557
Printing                                                                  5,769
Miscellaneous                                                             2,718
                                                                   ------------
          Total expenses                                                368,512
Less expenses reimbursed by investment adviser                          (44,264)
Custodian fees paid indirectly                                             (565)
                                                                   ------------
          Net expenses                                                  323,683
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                            101,039
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
Net realized gain (loss) on investments                               1,405,417
Net change in unrealized appreciation (depreciation)
     on investments                                                   4,305,930
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS                                        5,711,347
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                               $  5,812,386
                                                                   ============


                       See Notes to Financial Statements

Phoenix Value Opportunities Fund
(formerly Phoenix Pathfinder Fund)


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  From Inception
                                                                                             Year Ended          July 29, 2005 to
                                                                                            June 30, 2007         June 30, 2006
                                                                                           ---------------       -----------------
FROM OPERATIONS
     Net investment income (loss)                                                             $   101,039             $   16,456
     Net realized gain (loss)                                                                   1,405,417                 69,930
     Net change in unrealized appreciation (depreciation)                                       4,305,930                253,911
                                                                                              -----------             ----------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                5,812,386                340,297
                                                                                              -----------             ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, Class A                                                               (28,439)                (8,152)
     Net investment income, Class C                                                                   (91)                   (60)
     Net realized short-term gains, Class A                                                      (177,481)                    --
     Net realized short-term gains, Class C                                                       (10,195)                    --
     Net realized long-term gains, Class A                                                        (33,706)                    --
     Net realized long-term gains, Class C                                                         (1,936)                    --
                                                                                              -----------             ----------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (251,848)                (8,212)
                                                                                              -----------             ----------
FROM SHARE TRANSACTIONS
CLASS A
     Proceeds from sales of shares (4,020,777 and 293,055 shares, respectively)                50,012,592              2,966,358
     Net asset value of shares issued from reinvestment of distributions
          (18,849 and 797 shares, respectively)                                                   224,870                  8,152
     Cost of shares repurchased (618,749 and 6 shares, respectively)                           (8,213,466)                   (66)
                                                                                              -----------             ----------
Total                                                                                          42,023,996              2,974,444
                                                                                              -----------             ----------
CLASS C
     Proceeds from sales of shares (70,503 and 16,395 shares,  respectively)                      906,291                168,719
     Net asset  value of shares  issued from  reinvestment  of  distributions
          (1,026 and 6 shares, respectively)                                                       12,222                     60
     Cost of shares repurchased (4,982 and 6 shares, respectively)                                (62,959)                   (70)
                                                                                              -----------             ----------
Total                                                                                             855,554                168,709
                                                                                              -----------             ----------
     INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 42,879,550              3,143,153
                                                                                              -----------             ----------
     NET INCREASE (DECREASE) IN NET ASSETS                                                     48,440,088              3,475,238
NET ASSETS
     Beginning of period                                                                        3,475,238                     --
                                                                                              -----------             ----------
     END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $81,094
          AND $8,244, RESPECTIVELY)                                                           $51,915,326             $3,475,238
                                                                                              ===========             ==========

                       See Notes to Financial Statements

Phoenix Value Opportunities Fund
(formerly Phoenix Pathfinder Fund)


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                              CLASS A
                                              ----------------------------------------
                                                                      FROM INCEPTION
                                                  YEAR ENDED         JULY 29, 2005 TO
                                                 JUNE 30, 2007         JUNE 30, 2006
                                              -----------------      -----------------
Net asset value, beginning of period                $11.20                $10.00
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(2)                  0.06                  0.07
     Net realized and unrealized gain (loss)          2.86                  1.17
                                                    ------                ------
          TOTAL FROM INVESTMENT OPERATIONS            2.92                  1.24
                                                    ------                ------
LESS DISTRIBUTIONS
     Dividends from net investment income            (0.05)                (0.04)
     Distributions from net realized gains           (0.40)                   --
                                                    ------                ------
          TOTAL DISTRIBUTIONS                        (0.45)                (0.04)
                                                    ------                ------
Change in net asset value                             2.47                  1.20
                                                    ------                ------
NET ASSET VALUE, END OF PERIOD                      $13.67                $11.20
                                                    ======                ======
Total return(1)                                      26.71%                12.41%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $50,788                $3,292
RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                           1.41%                 1.40%(3)(6)
     Gross operating expenses                         1.60%                 7.45%(3)
     Net investment income (loss)                     0.46%                 0.72%(3)
Portfolio turnover                                     101%                  136%(4)

                                                              CLASS C
                                              ----------------------------------------
                                                                      FROM INCEPTION
                                                  YEAR ENDED         JULY 29, 2005 TO
                                                 JUNE 30, 2007         JUNE 30, 2006
                                              -----------------      -----------------
Net asset value, beginning of period                $11.18                $10.00
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(2)                 (0.03)                   --(5)
     Net realized and unrealized gain (loss)          2.85                  1.19
                                                    ------                ------
          TOTAL FROM INVESTMENT OPERATIONS            2.82                  1.19
                                                    ------                ------
LESS DISTRIBUTIONS
     Dividends from net investment income               --(5)              (0.01)
     Distributions from net realized gains           (0.40)                   --
                                                    ------                ------
          TOTAL DISTRIBUTIONS                        (0.40)                (0.01)
                                                    ------                ------
Change in net asset value                             2.42                  1.18
                                                    ------                ------
NET ASSET VALUE, END OF PERIOD                      $13.60                $11.18
                                                    ======                ======
Total return(1)                                      25.77 %               11.85 %(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $1,128                  $183
RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                           2.16 %                2.15 %(3)(6)
     Gross operating expenses                         2.58 %                8.19 %(3)
     Net investment income (loss)                    (0.22)%               (0.05)%(3)
Portfolio turnover                                     101 %                 136 %(4)


(1)  Sales charges are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5)  Amount is less than $0.01.
(6) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.05% lower than the ratio shown in the table.

                       See Notes to Financial Statements
18

PHOENIX WORLDWIDE STRATEGIES FUND



THE MULTI-MANAGER FUNDS ARE DESIGNED TO BENEFIT FROM THE COMPLEMENTARY INVESTMENT APPROACHES OF AUTONOMOUS SUBADVISERS. AS SUCH, THE COMMENTARY OF EACH SUBADVISER REFLECTS THEIR DISTINCT VIEWPOINT.


Q: HOW DID THE PHOENIX WORLDWIDE STRATEGIES FUND PERFORM DURING THE FISCAL YEAR ENDED JUNE 30, 2007?

A: For the fiscal year ended June 30, 2007, the Fund's Class A shares returned 24.61%, Class B shares returned 23.76%, and Class C shares returned 23.74%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 20.59%; and MSCIWorldSM Index (Net), the Fund's style-specific benchmark, returned 23.59%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

ACADIAN, HOW DID THE INTERNATIONAL EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

o Despite a quite volatile environment, including sharp drops in China that triggered a global sell-off in late February into early March, the year ending June 2007 was a strong one for world equities. Most markets settled and advanced, achieving gains each quarter and finishing the fiscal year in firmly positive territory. In general, markets demonstrated unexpectedly strong resilience in light of high energy prices, inflationary pressures and other global concerns.

o The European Central Bank continued on a tightening path, raising rates several times during the 12-month period, with the main refinancing rate currently at 4%. Despite the rate hikes, equity performance in Europe was very solid, as moderate economic growth continued and corporate earnings generally met expectations. USD-stated returns were boosted by persistent euro strength.

o Asia-Pacific saw positive returns on the whole for the period but generally lagged other developed markets with the exception of a very strong Australian and New Zealand. Japan continued to trail its Asian counterparts, posting a 4.5% gain. Japan saw household spending, industrial production and wage growth slow as the period progressed. A lower yen cut into returns for U.S.-based investors, though the weak Japanese currency should over the longer term give a boost to exports.

NEW STAR, HOW DID THE INTERNATIONAL EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

o International equities performed well in the period, rising over 27%. Concerns over the US sub-prime market and associated packaged debt reminded investors that the outlook is not without risks, especially in March and again in June. An increase in Japanese rates also shook confidence in the Yen carry trade later in the period, leading to some volatility, but the authorities held off from any further moves for the time being.

o So are stock markets about to deviate from their seemingly inexorable rise? Liquidity conditions remain supportive despite rate increases in Europe and Japan and strong excess broad money limits the downside for equities.

o The real fuel for the fire at present, however, is the global merger and acquisition boom coupled with the massive firepower of private equity managers. Eventually, rising bond yield and credit spreads should undermine these drivers (especially the latter) but, presently, profits remain high, valuations modest and bond yields low so the high level of activity is likely to be sustained.

o At present, cyclicals have led the way and continue to be strong but utilities, which were also leaders in the past, are starting to perform less well as bond yields rally.

PHOENIX INVESTMENT COUNSEL, HOW DID THE U.S. EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

o    Domestic equity markets were up sharply for the fiscal year ended June
     2007.

o Factors benefiting the stock market included low inflation, low interest rates by historical standards, positive economic growth, low unemployment rates and high levels of merger activity by private equity firms.

o In terms of style, value slightly outperformed growth. Small capitalization issues trailed their large-cap brethren.

ACADIAN, WHAT FACTORS AFFECTED THE PERFORMANCE OF YOUR INTERNATIONAL PORTION OF THE FUND DURING ITS FISCAL YEAR?

o The portfolio added value over the period largely through active market weightings, though stock selection also netted out to a small positive active return. Stock selection was generally strongest in the services sector, particularly airlines, as well as in banking and materials stocks. Top-performing holdings included Air France-KLM, Deutsche Lufthansa, Sumitomo Metal and Banco Santander.

o Stock selection in Japan, combined with an underweighted market allocation, was the strongest contributor in the portfolio over the twelve months. An overweighting in Germany, combined with stock selection in that market, was also beneficial to return. Other markets that added value included France, Canada, Switzerland and Austria.

o The portfolio saw less positive results in such markets as the United Kingdom, where healthcare, service and telecom selections proved detrimental to return.

o The portfolio also lacked positioning in some strong stocks that helped drive the benchmark index return, including ABN-AMRO in the Netherlands and BHP Billiton in Australia.

NEW STAR, WHAT FACTORS AFFECTED THE PERFORMANCE OF YOUR INTERNATIONAL PORTION OF THE FUND DURING ITS FISCAL YEAR?

o Relative performance was made up of a poor first half period followed by a better second half. Significant positive performance came from stock selection in the Pacific Basin and Japan. Recently purchased Japanese cyclicals such as Sumitomo Metal did well, as did IT stocks Fujitsu and Murata, offsetting the weaker banks.

o In Australia, where the mining explosives company Orica rejected a bid approach from private equity, a Woodside purchase proved timely and Rio Tinto surged, as the resources boom continued. Hong Kong stocks performed well too, especially the China shopping mall operator Hang Lung.

o Poor sector selection in Europe in the first half of the period impacted performance, as our pharmaceuticals and oil majors lagged utilities, materials and industrials which we didn't own enough, although our holding in Siemens, Nokia and some newly purchased industrials partially offset those losses.

PHOENIX INVESTMENT COUNSEL, WHAT FACTORS AFFECTED THE PERFORMANCE OF THE U.S. PORTION OF THE PORTFOLIO YOU MANAGED DURING ITS FISCAL YEAR?

o Performance for the domestic allocation of the Fund was favorable for the fiscal year. The return exceeded the Standard & Poor's 500.

o The domestic portion of the Fund benefited the most from sector positioning in consumer discretionary, consumer staples and telecommunications services. Sector positioning in financials, information technology and materials had an adverse impact on the domestic portion's relative performance.

o The top five individual stock contributors were Exxon Mobil, Bank of America, AT&T, Microsoft and International Business Machines.

o The five detractors were US Airways, Motorola, Advanced Micro Devices, American Home Mortgage and Forest Laboratories.

                                                                       JULY 2007



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 2.

Phoenix Worldwide Strategies Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIODS ENDING 6/30/07
--------------------------------------------------------------------------------

                                                                  INCEPTION   INCEPTION
                               1 YEAR     5 YEARS     10 YEARS   TO 6/30/07     DATE
                              --------   ----------   ---------  ----------  ----------
Class A Shares at NAV(2)       24.61%       12.58%       8.22%        --%          --
Class A Shares at POP(3),(4)   17.45        11.25        7.58         --           --
Class B Shares at NAV(2)       23.76        11.74        7.42         --           --
Class B Shares with CDSC(4)    19.76        11.74        7.42         --           --
Class C Shares at NAV(4)       23.74        11.73          --       5.80     12/15/98
Class C Shares with CDSC(4)    23.74        11.73          --       5.80     12/15/98
S&P 500(R) Index               20.59        10.71        7.15       4.71     12/15/98
MSCI World(SM) Index (Net)     23.59        14.00        7.05       5.56     12/31/98


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                         PERIODS ENDING 6/30/07
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 6/30/97 in Class A shares and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares includes applicable CDSC charges which decline from 5% to 0% over a five year period. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Phoenix Worldwide       Phoenix Worldwide
             Strategies Fund          Strategies Fund         MSCI World(SM)     S&P 500(R)
                 Class A                 Class B                Index (Net)        Index
06/30/1997         9,425                 10,000                  10,000            10,000
06/30/1998        12,389                 13,061                  11,703            13,030
06/30/1999        13,492                 14,104                  13,537            15,989
06/30/2000        15,043                 15,614                  15,187            17,175
06/29/2001        12,814                 13,181                  12,105            14,626
06/28/2002        11,488                 11,744                  10,263            11,996
06/30/2003        10,409                 10,546                  10,019            12,027
06/30/2004        12,767                 12,843                  12,424            14,326
06/30/2005        14,019                 14,017                  13,673            15,230
06/30/2006        16,668                 16,528                  15,988            16,544
06/30/2007        20,771                 20,455                  19,759            19,951

For information regarding the indexes, see the glossary on page 2.


Phoenix Worldwide Strategies Fund

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS                                                       6/30/07
--------------------------------------------------------------------------------

     [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]


As a percentage of total investments

     o   United States                               26%
     o   Japan                                       11
     o   United Kingdom                               8
     o   Germany                                      6
     o   France                                       6
     o   Australia                                    4
     o   Netherlands                                  3
     o   Other (includes short-term investments)     36


                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2007



                                                      SHARES        VALUE
                                                    ---------   ------------
DOMESTIC COMMON STOCKS--28.0%
UNITED STATES--28.0%
3M Co. (Industrial Conglomerates) ................        820   $     71,168
Aetna, Inc. (Managed Health Care) ................      4,180        206,492
AFLAC, Inc. (Life & Health Insurance) ............      2,720        139,808

Agilent Technologies, Inc. (Electronic
Equipment Manufacturers)(b) ......................      2,310         88,796

AK Steel Holding Corp. (Steel)(b)(d) .............      1,370         51,197

Allstate Corp. (The) (Property &
Casualty Insurance) ..............................      7,240        445,332

Altria Group, Inc. (Tobacco) .....................        990         69,439
American Express Co. (Consumer Finance) ..........      4,390        268,580

American Home Mortgage Investment Corp.
(Mortgage REITs)(d) ..............................      1,320         24,262

American International Group, Inc.
(Multi-line Insurance) ...........................      6,910        483,908

AmeriCredit Corp. (Consumer Finance)(b)(d) .......      1,680         44,604
Amgen, Inc. (Biotechnology)(b) ...................        840         46,444
Amkor Technology, Inc. (Semiconductors)(b)(d) ....      3,510         55,283
AMR Corp. (Airlines)(b)(d) .......................      2,430         64,031
Anheuser-Busch Cos., Inc. (Brewers) ..............      2,170        113,187
AON Corp. (Insurance Brokers)(d) .................      1,530         65,193

Applied Materials, Inc. (Semiconductor
Equipment)(d) ....................................      4,690         93,190

Archstone-Smith Trust (Residential REITs)(d) .....        900         53,199

Arrow Electronics, Inc. (Technology
Distributors)(b)(d) ..............................        510         19,599

Aspen Technology, Inc. (Application
Software)(b)(d) ..................................      3,870         54,180

AT&T, Inc. (Integrated Telecommunication
Services) ........................................     21,469        890,963


                                                      SHARES        VALUE
                                                    ---------   ------------
UNITED STATES--CONTINUED
Atmel Corp. (Semiconductors)(b) ..................      5,660   $     31,470

Automatic Data Processing, Inc.
(Data Processing & Outsourced Services) ..........      3,470        168,191

Avaya, Inc. (Communications Equipment)(b) ........      3,500         58,940

Bank of America Corp. (Other Diversified
Financial Services) ..............................     21,400      1,046,246

Bank of Hawaii Corp. (Regional Banks) ............      1,190         61,452

Bank of New York Co., Inc. (The)
(Asset Management & Custody Banks)(b) ............      3,640        150,842

Baxter International, Inc. (Health Care
Equipment) .......................................      3,490        196,627

Big Lots, Inc. (General Merchandise Stores)(b)(d)       2,480         72,962
Biogen Idec, Inc. (Biotechnology)(b) .............      2,090        111,815
BMC Software, Inc. (Systems Software)(b)(d) ......      2,030         61,509
Boeing Co. (The) (Aerospace & Defense) ...........      1,070        102,891
Brandywine Realty Trust (Office REITs)(d) ........      6,320        180,626
Burlington Northern Santa Fe Corp. (Railroads) ...      1,490        126,859
Campbell Soup Co. (Packaged Foods & Meats)(d) ....      3,200        124,192
Cardinal Health, Inc. (Health Care Distributors) .      3,440        243,002
CBS Corp. Class B (Broadcasting & Cable TV) ......     10,420        347,194
Cephalon, Inc. (Biotechnology)(b)(d) .............        390         31,352
Chaparral Steel Co. (Steel) ......................        620         44,559

CheckFree Corp. (Data Processing & Outsourced
Services)(b)(d) ..................................      1,290         51,858

Chevron Corp. (Integrated Oil & Gas) .............      5,580        470,059

Chubb Corp. (The) (Property & Casualty
Insurance) .......................................      1,340         72,548

CIGNA Corp. (Managed Health Care) ................      2,710        141,516

Cisco Systems, Inc. (Communications
Equipment)(b) ....................................     23,270        648,069


                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund


                                                      SHARES        VALUE
                                                    ---------   ------------
UNITED STATES--CONTINUED
Citadel Broadcasting Corp. (Broadcasting &
Cable TV) ........................................        760   $      4,904

Citigroup, Inc. (Other Diversified Financial
Services) ........................................     10,220        524,184

Citizens Communications Co. (Integrated
Telecommunication Services)(d) ...................      8,530        130,253

Cleveland-Cliffs, Inc. (Steel)(d) ................        670         52,039
Clorox Co. (The) (Household Products) ............      3,250        201,825
Coca-Cola Co. (The) (Soft Drinks) ................      5,090        266,258
Colgate-Palmolive Co. (Household Products) .......        840         54,474
Comerica, Inc. (Diversified Banks)(d) ............      1,390         82,663

Computer Sciences Corp. (Data Processing &
Outsourced Services)(b) ..........................        550         32,533

ConAgra Foods, Inc. (Packaged Foods & Meats) .....      4,870        130,808
ConocoPhillips (Integrated Oil & Gas) ............      1,940        152,290

Constellation Energy Group, Inc. (Independent
Power Producers & Energy Traders) ................      2,160        188,287

Continental Airlines, Inc. Class B (Airlines)(b)(d)       780         26,419

Covanta Holding Corp. (Environmental & Facilities
Services)(b)(d) ..................................      1,050         25,883

Donnelley (R.R.) & Sons Co. (Commercial
Printing)(d) .....................................      2,850        124,003

Dover Corp. (Industrial Machinery) ...............        840         42,966
Dow Chemical Co. (The) (Diversified Chemicals) ...      2,920        129,122

Dun & Bradstreet Corp. (Diversified Commercial &
Professional Services)(d) ........................        970         99,891

Eaton Corp. (Industrial Machinery) ...............      3,060        284,580
eBay, Inc. (Internet Software & Services)(b) .....      4,740        152,533

Electronic Data Systems Corp. (Data Processing &
Outsourced Services) .............................      5,330        147,801

EMC Corp. (Computer Storage & Peripherals)(b) ....      2,840         51,404

Emerson Electric Co. (Electrical Components &
Equipment) .......................................      6,420        300,456

Emulex Corp. (Computer Storage & Peripherals)(b)(d)     3,560         77,750

Endo Pharmaceuticals Holdings, Inc.
(Pharmaceuticals)(b) .............................      1,890         64,695

ENSCO International, Inc. (Oil & Gas Drilling)(d)         610         37,216
Exxon Mobil Corp. (Integrated Oil & Gas) .........     20,920      1,754,770

Family Dollar Stores, Inc. (General Merchandise
Stores) ..........................................      2,400         82,368

Federated Investors, Inc. Class B (Asset
Management & Custody Banks) ......................      1,960         75,127

FedEx Corp. (Air Freight & Logistics) ............        840         93,215


                                                      SHARES        VALUE
                                                    ---------   ------------
UNITED STATES--CONTINUED
FelCor Lodging Trust, Inc. (Specialized REITs) ...      3,340   $     86,940

Fiserv, Inc. (Data Processing & Outsourced
Services)(b) .....................................      2,990        169,832

Forest Laboratories, Inc.
(Pharmaceuticals)(b)(d) ..........................      3,010        137,406

Franklin Resources, Inc. (Asset Management &
Custody Banks)(d) ................................      1,120        148,366

Freeport-McMoRan Copper & Gold, Inc. Class B
(Indonesia) (Diversified Metals & Mining)(c) .....        440         36,441

Fuller (H.B.) Co. (Specialty Chemicals) ..........      1,830         54,699

GameStop Corp. Class A (Computer & Electronics
Retail)(b) .......................................        710         27,761

Gap, Inc. (The) (Apparel Retail) .................      6,270        119,757
Gardner Denver, Inc. (Industrial Machinery)(b) ...      1,110         47,231
General Dynamics Corp. (Aerospace & Defense) .....      1,050         82,131
General Electric Co. (Industrial Conglomerates) ..     14,840        568,075
General Mills, Inc. (Packaged Foods & Meats) .....      2,770        161,823
General Motors Corp. (Automobile Manufacturers)(d)        650         24,570

Global Industries Ltd. (Oil & Gas Equipment &
Services)(b) .....................................      2,960         79,387

Grey Wolf, Inc. (Oil & Gas Drilling)(b)(d) .......      8,020         66,085

Halliburton Co. (Oil & Gas Equipment &
Services) ........................................      5,830        201,135

Harley-Davidson, Inc. (Motorcycle
Manufacturers)(d) ................................        550         32,786

Harris Corp. (Communications Equipment)(d) .......      1,190         64,915

Hartford Financial Services Group, Inc. (The)
(Multi-line Insurance) ...........................        410         40,389

Hasbro, Inc. (Leisure Products) ..................      1,140         35,807
Heinz (H.J.) Co. (Packaged Foods & Meats) ........      2,990        141,935
Hewlett-Packard Co. (Computer Hardware) ..........     12,190        543,918
Holly Corp. (Oil & Gas Refining & Marketing) .....        920         68,255

Honeywell International, Inc. (Aerospace &
Defense) .........................................      3,820        214,990

IAC/InterActiveCorp. (Internet Retail)(b)(d) .....      2,230         77,180

Integrated Device Technology, Inc.
(Semiconductors)(b) ..............................      4,940         75,434

Intel Corp. (Semiconductors) .....................      8,290        196,970

International Business Machines Corp.
(Computer Hardware)(d) ...........................      7,530        792,532

International Rectifier Corp. (Semiconductors)(b)         950         35,397
Intuit, Inc. (Application Software)(b) ...........        760         22,861

Investment Technology Group, Inc. (Investment
Banking & Brokerage)(b)(d) .......................        510         22,098

Johnson & Johnson (Pharmaceuticals) ..............     12,000        739,440

JPMorgan Chase & Co. (Other Diversified
Financial Services) ..............................     15,130        733,048


                       See Notes to Financial Statements
24

Phoenix Worldwide Strategies Fund


                                                      SHARES        VALUE
                                                    ---------   ------------
UNITED STATES--CONTINUED
KeyCorp (Regional Banks) .........................      2,770   $     95,094
Kimberly-Clark Corp. (Household Products) ........      2,450        163,880

Kraft Foods, Inc. Class A (Packaged Foods &
Meats) ...........................................          1             35

Kroger Co. (The) (Food Retail) ...................      4,030        113,364
Lam Research Corp. (Semiconductor Equipment)(b) ..      1,050         53,970
Lear Corp. (Auto Parts & Equipment)(b) ...........      3,520        125,347

Lexmark International, Inc. Class A (Computer
Storage & Peripherals)(b)(d) .....................      1,050         51,776

Lincoln National Corp. (Life & Health Insurance) .      3,490        247,615
Lockheed Martin Corp. (Aerospace & Defense) ......      2,720        256,034
Loews Corp. - Carolina Group (Tobacco) ...........      3,280        253,446
Macy's, Inc. (Department Stores) .................      5,980        237,884
Marathon Oil Corp. (Integrated Oil & Gas) ........      1,940        116,322
Masco Corp. (Building Products) ..................      3,640        103,631
Massey Energy Co. (Coal & Consumable Fuels)(d) ...      1,810         48,237
Mattel, Inc. (Leisure Products)(d) ...............      1,810         45,775
McAfee, Inc. (Systems Software)(b) ...............        870         30,624
McDonald's Corp. (Restaurants) ...................      8,230        417,755
McKesson Corp. (Health Care Distributors) ........      3,560        212,318

Medco Health Solutions, Inc. (Health Care
Services)(b) .....................................      1,000         77,990

Mellon Financial Corp. (Asset Management &
Custody Banks) ...................................      1,580         69,520

Merck & Co., Inc. (Pharmaceuticals) ..............      4,180        208,164

Merrill Lynch & Co., Inc. (Investment Banking &
Brokerage) .......................................      5,300        442,974

MetLife, Inc. (Life & Health Insurance) ..........      7,590        489,403
Microsoft Corp. (Systems Software) ...............     29,310        863,766
Morgan Stanley (Investment Banking & Brokerage) ..      2,160        181,181
Motorola, Inc. (Communications Equipment) ........      2,760         48,852

National Oilwell Varco, Inc. (Oil & Gas
Equipment & Services)(b) .........................      1,780        185,547

NBTY, Inc. (Personal Products)(b)(d) .............      1,730         74,736

Newell Rubbermaid, Inc. (Housewares &
Specialties) .....................................      5,230        153,919

Nike, Inc. Class B (Footwear) ....................      3,340        194,689
Norfolk Southern Corp. (Railroads) ...............      1,590         83,586

Northern Trust Corp. (Asset Management & Custody
Banks) ...........................................      2,430        156,103

Northrop Grumman Corp. (Aerospace & Defense) .....      1,820        141,723

Novellus Systems, Inc. (Semiconductor
Equipment)(b)(d) .................................      2,950         83,692


                                                      SHARES        VALUE
                                                    ---------   ------------
UNITED STATES--CONTINUED
Nucor Corp. (Steel) ..............................      1,420   $     83,283
NVIDIA Corp. (Semiconductors)(b) .................      2,620        108,232
Occidental Petroleum Corp. (Integrated Oil & Gas)      11,300        654,044
ON Semiconductor Corp. (Semiconductors)(b)(d) ....      3,770         40,414
Oracle Corp. (Systems Software)(b) ...............     17,340        341,771
OSI Pharmaceuticals, Inc. (Biotechnology)(b)(d) ..      4,090        148,099

PACCAR, Inc. (Construction & Farm Machinery &
Heavy Trucks)(d) .................................        440         38,298

Parker Hannifin Corp. (Industrial Machinery) .....      1,150        112,597
Penney (J.C.) Co., Inc. (Department Stores) ......      3,430        248,263
Pepsi Bottling Group, Inc. (The) (Soft Drinks)(d)       4,539        152,874
Pfizer, Inc. (Pharmaceuticals) ...................     26,420        675,559

Philadelphia Consolidated Holding Co. (Property &
Casualty Insurance)(b) ...........................        550         22,990

PPG Industries, Inc. (Diversified Chemicals) .....        420         31,966

Principal Financial Group, Inc. (The) (Life &
Health Insurance) ................................      3,050        177,784

Procter & Gamble Co. (The) (Household Products) ..      1,630         99,740

Progressive Corp. (The) (Property & Casualty
Insurance) .......................................      3,430         82,080

Prudential Financial, Inc. (Life & Health
Insurance) .......................................      2,520        245,020

Qwest Communications International, Inc.
(Integrated Telecommunication Services)(b)(d) ....     17,110        165,967

Raytheon Co. (Aerospace & Defense)(d) ............      2,030        109,397
Sepracor, Inc. (Pharmaceuticals)(b) ..............      1,320         54,146

Sherwin-Williams Co. (The) (Home Improvement
Retail) ..........................................      3,890        258,568

Sprint Nextel Corp. (Wireless Telecommunication
Services)(d) .....................................      9,340        193,431

StanCorp Financial Group, Inc. (Life & Health
Insurance) .......................................        490         25,715

Stanley Works (The) (Household Appliances) .......      1,260         76,482

State Street Corp. (Asset Management & Custody
Banks) ...........................................      2,090        142,956

Sun Microsystems, Inc. (Computer Hardware)(b)(d) .      5,930         31,192
SunTrust Banks, Inc. (Regional Banks) ............        550         47,157
Symantec Corp. (Systems Software)(b)(d) ..........      8,980        181,396
Synovus Financial Corp. (Regional Banks) .........      1,390         42,673

Terra Industries, Inc. (Fertilizers &
Agricultural Chemicals)(b)(d) ....................      1,210         30,758

Texas Instruments, Inc. (Semiconductors) .........      6,760        254,379

Tidewater, Inc. (Oil & Gas Equipment &
Services)(d) .....................................      1,590        112,699


                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund

                                                      SHARES        VALUE
                                                    ---------   ------------
UNITED STATES--CONTINUED
Time Warner, Inc. (Movies & Entertainment) .......      8,380   $    176,315
TODCO (Oil & Gas Drilling)(b) ....................      1,880         88,755

Toro Co. (The) (Construction & Farm Machinery &
Heavy Trucks)(d) .................................      1,530         90,102

Travelers Cos., Inc. (The) (Property & Casualty
Insurance) .......................................      6,340        339,190

United Parcel Service, Inc. Class B (Air
Freight & Logistics) .............................        550         40,150

United States Steel Corp. (Steel)(d) .............        370         40,238
United Technologies Corp. (Aerospace & Defense) ..      7,050        500,056
UnitedHealth Group, Inc. (Managed Health Care) ...      5,810        297,123
US Airways Group, Inc. (Airlines)(b)(d) ..........      1,270         38,443

Valero Energy Corp. (Oil & Gas Refining &
Marketing) .......................................        520         38,407

Verizon Communications, Inc. (Integrated
Telecommunication Services) ......................     11,710        482,101

VF Corp. (Apparel, Accessories & Luxury Goods)(d)       1,120        102,570
Viacom, Inc. Class B (Movies & Entertainment)(b) .      4,130        171,932

Vishay Intertechnology, Inc. (Electronic
Equipment Manufacturers)(b)(d) ...................      2,730         43,189

Wachovia Corp. (Diversified Banks) ...............      7,830        401,287

Wal-Mart Stores, Inc. (Hypermarkets & Super
Centers) .........................................      7,690        369,966

Walt Disney Co. (The) (Movies & Entertainment) ...     11,880        405,583
WellPoint, Inc. (Managed Health Care)(b) .........      2,720        217,138
Wells Fargo & Co. (Diversified Banks) ............     12,710        447,011
WGL Holdings, Inc. (Gas Utilities)(d) ............      2,680         87,475
Whirlpool Corp. (Household Appliances)(d) ........        550         61,160
Wyeth (Pharmaceuticals) ..........................      1,850        106,079
Xerox Corp. (Office Electronics)(b) ..............      3,930         72,626
Yum! Brands, Inc. (Restaurants) ..................      5,300        173,416
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $28,463,184)                                     34,943,139
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--69.6%

AUSTRALIA--4.3%
AXA Asia Pacific Holdings Ltd. (Life &
Health Insurance) ................................     61,771        389,106

Caltex Australia Ltd. (Oil & Gas Refining &
Marketing) .......................................     10,704        214,802

Leighton Holdings Ltd. (Construction &
Engineering)(d) ..................................     11,593        405,429

Minara Resources Ltd (Diversified Metals &
Mining)(d) .......................................     19,174        118,342


                                                      SHARES        VALUE
                                                    ---------   ------------
AUSTRALIA--CONTINUED
Orica Ltd. (Diversified Chemicals) ...............     15,390   $    388,821
Qantas Airways Ltd. (Airlines) ...................    278,585      1,322,636

QBE Insurance Group Ltd. (Property &
Casualty Insurance)(d) ...........................     17,900        473,481

Rio Tinto Ltd. (Diversified Metals &
Mining)(d) .......................................      9,411        788,213

Sally Malay Mining Ltd. (Diversified
Metals & Mining)(b)(d) ...........................     12,686         44,527

Santos Ltd. (Oil & Gas Exploration &
Production)(d) ...................................     54,611        645,413

Tattersall's Ltd. (Casinos & Gaming) .............     32,860        130,936

Woodside Petroleum Ltd. (Oil & Gas
Exploration & Production) ........................      9,780        379,336
                                                                ------------
                                                                   5,301,042
                                                                ------------
AUSTRIA--0.7%
OMV AG (Integrated Oil & Gas) ....................      4,000        267,930
Osterreichische Luftverkehrs AG (Airlines)(b) ....      1,158         15,798
Voestalpine AG (Steel)(d) ........................      6,214        525,648
                                                                ------------
                                                                     809,376
                                                                ------------
BELGIUM--1.7%
Belgacom SA (Integrated Telecommunication
Services) ........................................      4,000        177,844

Colruyt SA (Food Retail) .........................        187         39,227
Delhaize Group (Food Retail)(d) ..................      4,333        427,230

Fortis BB (Other Diversified Financial
Services)(d) .....................................      6,387        272,389

Fortis NA (Other Diversified Financial
Services) ........................................     22,057        941,270

InBev N.V. (Brewers)(d) ..........................      2,973        236,721
                                                                ------------
                                                                   2,094,681
                                                                ------------
CANADA--0.7%
Canadian Imperial Bank of Commerce
(Diversified Banks) ..............................      2,635        237,441

LionOre Mining International, Ltd.
(Diversified Metals & Mining)(b) .................      6,200        162,675

Sherritt International Corp. (Diversified
Metals & Mining) .................................      4,500         61,887

Teck Cominco Ltd. Class B (Gold) .................      9,576        406,322
                                                                ------------
                                                                     868,325
                                                                ------------
CHINA--0.9%
C&G Industrial Holdings Ltd. (Commodity
Chemicals) .......................................     51,000         22,156

China Mobile Ltd. (Wireless Telecommunication
Services) ........................................     41,000        440,192

Industrial & Commercial Bank of China
(Diversified Banks) ..............................    741,000        411,288


                       See Notes to Financial Statements
26

Phoenix Worldwide Strategies Fund
                                                      SHARES        VALUE
                                                    ---------   ------------
CHINA--CONTINUED
Kazakhmys plc (Diversified Metals & Mining) ......      8,386   $    213,026
                                                                ------------
                                                                   1,086,662
                                                                ------------
DENMARK--0.3%
D/S Norden (Marine) ..............................      5,375        348,988

FINLAND--0.8%
Fortum Oyj (Electric Utilities) ..................      8,000        251,093
Metso Oyj (Industrial Machinery) .................      4,031        239,072
Nokia Oyj (Communications Equipment) .............     18,700        526,693
Ramirent Oyj (Consumer Finance) ..................      1,192         32,492
                                                                ------------
                                                                   1,049,350
                                                                ------------
FRANCE--7.4%
Air France - KLM (Airlines)(d) ...................     24,851      1,163,424
Alstom (Heavy Electrical Equipment)(b)(d) ........      2,563        430,907
BNP Paribas SA (Diversified Banks)(d) ............     14,240      1,702,979

Bouygues SA (Wireless Telecommunication
Services)(d) .....................................      3,200        269,348

Capgemini SA (IT Consulting & Other
Services)(d) .....................................     11,792        867,742

Carrefour SA (Hypermarkets & Super
Centers)(d) ......................................      6,600        465,756

Compagnie Generale des Etablissements
Michelin Class B (Tires & Rubber)(d) .............      2,669        375,145

Credit Agricole SA (Diversified Banks)(d) ........      7,388        301,880

LVMH Moet Hennessy Louis Vuitton SA
(Apparel, Accessories & Luxury Goods)(d) .........      3,204        370,942

Publicis Groupe (Advertising)(d) .................      8,164        360,770
Societe Generale (Diversified Banks)(d) ..........      7,581      1,411,132

Technip SA (Oil & Gas Equipment &
Services)(d) .....................................      5,895        489,089

Total SA (Integrated Oil & Gas)(d) ...............      9,000        734,033

Vivendi Universal SA (Movies &
Entertainment)(d) ................................      6,800        293,683
                                                                ------------
                                                                   9,236,830
                                                                ------------
GERMANY--7.5%
Allianz AG Registered Shares (Multi-line
Insurance)(d) ....................................      2,400        563,871

Beiersdorf AG (Personal Products) ................      2,136        152,759
Commerzbank AG (Diversified Banks)(d) ............      9,434        453,154

DaimlerChrysler AG (Automobile
Manufacturers) ...................................      7,357        682,976

Deutsche Lufthansa AG Registered Shares
(Airlines)(d) ....................................     41,132      1,155,715

E.ON AG (Electric Utilities) .....................      7,986      1,343,412

Fresenius Medical Care AG & Co. KGaA
(Health Care Services)(d) ........................      3,864        178,491

GEA Group AG (Industrial Machinery)(b) ...........      6,832        238,660
KarstadtQuelle AG (Department Stores)(b)(d) ......      8,200        277,680
MAN AG (Industrial Machinery)(d) .................      3,161        456,748
Metro AG (Hypermarkets & Super Centers)(d) .......      6,226        518,068


                                                      SHARES        VALUE
                                                    ---------   ------------
GERMANY--CONTINUED
MTU Aero Engines Holdings AG (Aerospace &
Defense) .........................................        909   $     59,349

Norddeutsche Affinerie AG (Diversified
Metals & Mining)(d) ..............................      1,458         64,568

Salzgitter AG (Steel) ............................      4,873        946,372
Siemens AG (Industrial Conglomerates) ............      3,100        447,137
ThyssenKrupp AG (Steel) ..........................     18,981      1,133,696
Volkswagen AG (Automobile Manufacturers)(d) ......      3,888        621,470
                                                                ------------
                                                                   9,294,126
                                                                ------------
GREECE--0.3%
Alpha Bank AE (Diversified Banks) ................     12,852        405,294

HONG KONG--1.8%
Cheung Kong Holdings Ltd. (Real Estate
Management & Development) ........................     32,000        419,071

Guangdong Investments Ltd. (Industrial
Conglomerates) ...................................    592,000        345,242

Hang Lung Properties Ltd. (Real Estate
Management & Development) ........................    110,000        379,131

Mirabell International Holdings Ltd.
(Apparel Retail) .................................     20,000         34,991

Regal Hotels International Holdings Ltd.
(Hotels, Resorts & Cruise Lines) .................    706,000         59,592

Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ........................     27,000        324,931

Television Broadcasts Ltd. (Broadcasting &
Cable TV) ........................................     52,000        365,766

VTech Holdings Ltd. (Communications Equipment) ...     34,907        294,642
                                                                ------------
                                                                   2,223,366
                                                                ------------
INDIA--0.2%
Infosys Technologies Ltd. Sponsored ADR (IT
Consulting & Other Services)(d) ..................      5,900        297,242

IRELAND--0.1%
Experian Group Ltd. (Diversified Commercial &
Professional Services) ...........................     13,431        169,782

ITALY--2.1%
Banca Popolare dell'Emilia Romagna Scrl
(Regional Banks) .................................      1,113         28,170

Enel S.p.A. (Electric Utilities)(d) ..............    105,794      1,141,919
ENI S.p.A. (Integrated Oil & Gas)(d) .............     22,549        820,963
UniCredito Italiano S.p.A. (Diversified Banks) ...     71,506        641,652
                                                                ------------
                                                                   2,632,704
                                                                ------------
JAPAN--13.0%
AEON Co. Ltd. (Hypermarkets & Super Centers) .....     11,000        204,589
Aozora Bank Ltd. (Diversified Banks) .............     10,000         36,954


                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund

                                                      SHARES        VALUE
                                                    ---------   ------------
JAPAN--CONTINUED
Argo 21 Corp. (IT Consulting & Other Services) ...      7,200   $     76,956

Asunaro Aoki Construction Co. Ltd.
(Construction & Engineering) .....................      6,000         37,328

Bank of Yokohama Ltd. (The) (Regional Banks) .....     27,000        189,466
Brother Industries Ltd. (Office Electronics) .....     25,000        367,716
Canon, Inc. (Office Electronics)(d) ..............      2,200        129,186
Central Japan Railway Co. (Railroads) ............         41        432,893

Cosmo Oil Co. Ltd. (Oil & Gas Refining &
Marketing)(d) ....................................     55,000        303,756

Cosmos Initia Co. Ltd. (Real Estate
Management & Development) ........................      3,000         19,103

Create SD Co. Ltd. (Drug Retail) .................      1,600         34,372
Danto Holdings, Corp. (Building Products) ........      3,000          9,283
East Japan Railway Co. (Railroads) ...............         68        524,670
FANUC Ltd. (Industrial Machinery) ................      4,400        454,562

FUJIFILM Holdings Corp. (Photographic
Products) ........................................      8,200        366,960

Fujikura Ltd. (Electrical Components &
Equipment) .......................................     31,000        230,879

Fujitsu Ltd. (Computer Hardware)(d) ..............     62,000        457,226
Hudson Soft Co. Ltd. (Leisure Products)(b)(d) ....      1,800         21,637

Ibiden Co. Ltd. (Electronic Equipment
Manufacturers)(d) ................................      9,000        581,848

Imasen Electric Industrial (Auto Parts &
Equipment) .......................................      3,400         49,623

Infocom Corp. (IT Consulting & Other Services) ...         17         13,365

Inpex Holdings, Inc. (Oil & Gas Exploration &
Production) ......................................         37        345,584

Isetan Co. Ltd. (Department Stores) ..............     10,000        164,467
JFE Holdings, Inc. (Steel) .......................      2,100        130,818

Kanto Auto Works Ltd. (Auto Parts &
Equipment) .......................................      1,700         25,184

Kao Corp. (Household Products)(d) ................     19,000        492,264

KDDI Corp. (Wireless Telecommunication
Services) ........................................         86        637,710

Kosaido Co. Ltd. (Commercial Printing) ...........      9,300         53,251

Leopalace21 Corp. (Real Estate Management &
Development)(d) ..................................     12,000        410,315

Marudai Food Co. Ltd. (Packaged Foods & Meats) ...      6,000         22,855
Meiji Dairies Corp. (Packaged Foods & Meats) .....      5,000         31,878
Mikuni Corp. (Auto Parts & Equipment) ............      5,000         19,289

Mitsubishi Chemical Holdings Corp. (Trading
Companies & Distributors)(d) .....................     14,500        133,312

Mitsubishi Corp. (Distributors) ..................     11,200        293,815


                                                      SHARES        VALUE
                                                    ---------   ------------
JAPAN--CONTINUED
Mitsubishi Electric Corp. (Heavy Electrical
Equipment) .......................................     20,000   $    185,503

Mitsubishi UFJ Financial Group, Inc.
(Diversified Banks)(d) ...........................         54        596,467

Mitsubishi UFJ Lease & Finance Co. Ltd.
(Specialized Finance)(d) .........................      1,100         49,494

Mitsui Fudosan Co. Ltd. (Real Estate Management &
Development) .....................................     16,000        449,624

Mori Seiki Co. Ltd. (Industrial Machinery) .......      7,200        223,967

Murata Manufacturing Co. Ltd. (Electronic
Equipment Manufacturers) .........................      6,500        490,437

Nippon Electric Glass Co. Ltd. (Electronic
Equipment Manufacturers) .........................     24,000        423,959

Nippon Mining Holdings, Inc. (Oil & Gas Refining &
Marketing) .......................................     36,500        350,400

Nissin Kogyo Co. Ltd. (Auto Parts & Equipment) ...     19,200        534,871

Nomura Holdings, Inc. (Investment Banking &
Brokerage)(d) ....................................     27,600        537,990

NTT Data Corp. (IT Consulting & Other Services)(d)         42        199,553

Pacific Management Corp. (Real Estate Management &
Development) .....................................         84        155,549

Riso Kagaku Corp. (Office Electronics) ...........      2,500         50,660

Seiko Corp. (Apparel, Accessories & Luxury Goods)       6,000         46,636
Shaddy Co. Ltd. (Trading Companies & Distributors)      2,600         31,591
Sinko Industries Ltd. (Building Products) ........      7,000         33,088
Sony Corp. (Consumer Electronics) ................      4,900        251,915
Sumco Corp. (Semiconductors) .....................      8,000        402,193
Sumitomo Metal Industries Ltd. (Steel) ...........     62,000        365,580

Sumitomo Metal Mining Co. Ltd. (Diversified
Metals & Mining) .................................      2,000         43,452

Sumitomo Trust & Banking Co. Ltd. (The)
(Diversified Banks) ..............................     35,000        334,010

Taihei Kogyo Co. Ltd. (Construction &
Engineering) .....................................     10,000         66,599

Tokyo Electric Power Co., Inc. (The)
(Electric Utilities) .............................     11,500        369,868

Tokyo Tekko Co. Ltd. (Steel) .....................      3,000         19,054

Tokyu Land Corp. (Real Estate Management &
Development) .....................................     15,000        159,959


                       See Notes to Financial Statements
28

Phoenix Worldwide Strategies Fund
                                                      SHARES        VALUE
                                                    ---------   ------------
JAPAN--CONTINUED
Toyo Suisan Kaisha, Ltd. (Packaged Foods &
Meats) ...........................................      1,000   $     18,030

Toyota Boshoku Corp. (Auto Parts & Equipment) ....     12,500        316,751
Toyota Motor Corp. (Automobile Manufacturers) ....     11,300        715,858
West Japan Railway Co. (Railroads) ...............          1          4,662

Yamaha Motor Co. Ltd. (Motorcycle
Manufacturers)(d) ................................     42,200      1,227,013

Yamato Kogyo Co. Ltd. (Steel) ....................      5,500        218,437
                                                                ------------
                                                                  16,176,284
                                                                ------------
MEXICO--0.2%
Grupo Mexico S.A.B. de C.V. Series B
(Diversified Metals & Mining) ....................     11,900         73,139

Telefonos de Mexico S.A.B. de C.V.
(Integrated Telecommunication Services) ..........     92,600        175,455
                                                                ------------
                                                                     248,594
                                                                ------------
NETHERLANDS--3.9%
Akzo Nobel N.V. (Diversified Chemicals) ..........      5,592        484,082
Arcelor Mittal N.V. (Steel)(d) ...................      8,179        515,525
ASML Holding N.V. (Semiconductor Equipment)(b) ...     16,600        460,581
Heineken N.V. (Brewers) ..........................      5,311        312,615
Hunter Douglas N.V. (Home Furnishings) ...........      1,509        143,006

ING Groep N.V. (Other Diversified Financial
Services)(d) .....................................     49,975      2,217,879

Koninklijke KPN N.V. (Integrated
Telecommunication Services) ......................     17,439        290,788

Unilever N.V. - CVA (Packaged Foods & Meats) .....        249          7,769
Wolters Kluwer N.V. (Publishing) .................     13,471        412,964
                                                                ------------
                                                                   4,845,209
                                                                ------------
NEW ZEALAND--0.1%
Fletcher Building Ltd. (Construction Materials) ..      4,344         41,357

Telecom Corporation of New Zealand Ltd.
(Integrated Telecommunication Services) ..........     34,361        121,584
                                                                ------------
                                                                     162,941
                                                                ------------
NORWAY--0.4%
Aker ASA (Oil & Gas Equipment & Services)(d) .....        760         51,359
Cermaq ASA (Agricultural Products) ...............      1,500         26,200
Orkla ASA (Industrial Conglomerates) .............     18,000        341,872

Petroleum Geo-Services ASA (Oil & Gas
Equipment & Services)(b)(d) ......................      1,850         46,195
                                                                ------------
                                                                     465,626
                                                                ------------
RUSSIA--1.9%
AO VimpelCom ADR (Wireless Telecommunication
Services)(d) .....................................        700         73,752

LUKOIL Sponsored ADR (Integrated Oil & Gas) ......     10,414        798,754


                                                      SHARES        VALUE
                                                    ---------   ------------
RUSSIA--CONTINUED
Mobile TeleSystems OJSC Sponsored ADR
(Wireless  Telecommunication Services) ...........     20,800   $  1,259,856

Novolipetsk Steel (Steel) ........................      4,494        130,326

Wimm-Bill-Dann Foods OJSC ADR (Packaged
Foods & Meats)(d) ................................      1,200        124,812
                                                                ------------
                                                                   2,387,500
                                                                ------------
SINGAPORE--0.8%
CapitaLand Ltd. (Real Estate Management &
Development)(d) ..................................     50,000        264,576

Jardine Cycle & Carriage Ltd. (Distributors) .....     15,000        153,846

Rotary Engineering Ltd. (Construction &
Engineering) .....................................     25,000         20,088

Singapore Airlines Ltd. (Airlines) ...............     13,000        159,660
Singapore Exchange Ltd. (Specialized Finance) ....     11,000         70,423
United Overseas Bank Ltd. (Diversified Banks) ....     21,000        301,813
                                                                ------------
                                                                     970,406
                                                                ------------
SOUTH KOREA--0.6%
Hanwha Chem Corp. (Diversified Chemicals) ........      3,950         97,483

Hyundai Heavy Industries Co. Ltd.
(Construction & Farm Machinery & Heavy Trucks) ...        137         51,161

KT Corp. (Integrated Telecommunication Services) .     10,800        505,017
SFA Engineering Corp. (Semiconductor Equipment) ..        905         47,021

Woori Finance Holdings Co., Ltd (Multi-Sector
Holdings) ........................................      1,730         43,819
                                                                ------------
                                                                     744,501
                                                                ------------
SPAIN--0.7%
Banco Bilbao Vizcaya Argentaria SA
(Diversified Banks)(d) ...........................     32,422        798,647

Tecnicas Reunidas SA (Construction &
Engineering)(d) ..................................        720         48,870
                                                                ------------
                                                                     847,517
                                                                ------------
SWEDEN--2.1%
JM AB (Construction & Engineering) ...............      3,200         97,789
SAS AB (Airlines)(b) .............................      2,300         53,303

Scania AB (Construction & Farm Machinery &
Heavy Trucks) ....................................      5,300        134,453

Skanska AB Class B (Construction & Engineering) ..     14,175        305,710
Swedbank AB Class A (Diversified Banks) ..........      9,647        351,226

Telefonaktiebolaget LM Ericsson Class B
(Communications Equipment) .......................    105,717        424,463


                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund

                                                      SHARES        VALUE
                                                    ---------   ------------
SWEDEN--CONTINUED
Volvo AB Class B (Construction & Farm
Machinery & Heavy Trucks) ........................     64,167   $  1,285,367
                                                                ------------
                                                                   2,652,311
                                                                ------------
SWITZERLAND--3.7%
Credit Suisse Group Registered Shares
(Diversified Capital Markets) ....................      6,997        500,359

Forbo Holding AG Registered Shares (Home
Furnishings)(b) ..................................         30         16,455

Holcim Ltd. Registered Shares (Construction
Materials) .......................................      3,300        358,772

Nestle S.A. Registered Shares (Packaged Foods &
Meats) ...........................................        275        104,912

Novartis AG Registered Shares (Pharmaceuticals) ..     15,710        887,425

Roche Holding AG Registered Shares
(Pharmaceuticals) ................................      4,737        843,081

UBS AG Registered Shares (Diversified Capital
Markets) .........................................      7,021        423,042

Zurich Financial Services AG Registered Shares
(Multi-line Insurance) ...........................      4,867      1,511,101
                                                                ------------
                                                                   4,645,147
                                                                ------------
TAIWAN--0.3%
Chunghwa Telecom Co. Ltd. (Integrated
Telecommunication Services) ......................     18,420         35,141

Powerchip Semiconductor Corp. (Semiconductors) ...    136,000         82,760

Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Semiconductors)(d) ................     26,130        290,824
                                                                ------------
                                                                     408,725
                                                                ------------
THAILAND--0.0%
Aromatics Thailand PCL (Fertilizers &
Agricultural Chemicals) ..........................     14,400         27,111

TURKEY--0.1%
Tupras-Turkiye Petro Rafinerileri A.S. (Oil &
Gas Refining & Marketing) ........................      6,335        152,040

UNITED KINGDOM--10.1%
Antofagasta plc (Diversified Metals & Mining) ....    116,291      1,433,846
AstraZeneca plc (Pharmaceuticals) ................     27,426      1,477,649
Aviva plc (Multi-line Insurance) .................     24,270        362,359
BAE Systems plc (Aerospace & Defense) ............     50,010        406,724
Barclays plc (Diversified Banks) .................     36,550        510,840
British Airways plc (Airlines)(b) ................     45,172        379,623
British American Tobacco plc (Tobacco) ...........     17,393        593,062


                                                      SHARES        VALUE
                                                    ---------   ------------
UNITED KINGDOM--CONTINUED
British Sky Broadcasting Group plc
(Broadcasting & Cable TV) ........................     38,700   $    497,369

BT Group plc (Integrated Telecommunication
Services) ........................................    238,538      1,592,712

CSR plc (Semiconductors)(b)(d) ...................        751         11,816
Drax Group plc (Electric Utilities) ..............      2,026         29,557
Emap plc (Publishing) ............................     18,583        307,117
GlaxoSmithKline plc (Pharmaceuticals) ............     29,400        770,453
Invesco plc (Asset Management & Custody Banks) ...     17,600        228,491

Kingston Communications plc (Integrated
Telecommunication Services) ......................      9,976         14,824

Legal & General Group plc (Life & Health
Insurance) .......................................    172,300        519,343

Michael Page International plc (Human
Resources & Employment Services) .................     23,656        249,633

National Grid plc (Multi-Utilities) ..............     28,212        418,098

NETeller plc (Other Diversified Financial
Services)(b)(d)(f) ...............................     15,300         30,110

Next plc (Department Stores) .....................      1,730         69,793

Petrofac Ltd. (Oil & Gas Equipment &
Services) ........................................      7,392         66,650

Reckitt Benckiser plc (Household Products) .......        972         53,384
Rolls-Royce Group plc (Aerospace & Defense)(b) ...     42,477        459,333

Royal Bank of Scotland Group plc
(Diversified Banks) ..............................     19,584        248,939

Scottish & Newcastle plc (Brewers) ...............     27,640        355,505
Smiths Group plc (Industrial Conglomerates) ......     13,980        332,670

Vodafone Group plc (Wireless
Telecommunication Services) ......................    225,686        760,475

Wolseley plc (Trading Companies &
Distributors) ....................................      9,874        238,334

Yell Group plc (Publishing) ......................     19,440        180,452
                                                                ------------
                                                                  12,599,161
                                                                ------------
UNITED STATES--2.9%
Ingersoll-Rand Co. Ltd. Class A (Industrial
Machinery)(d) ....................................      6,550        359,071

Royal Dutch Shell plc Class A (Integrated
Oil & Gas)(g) ....................................     11,460        468,084

Royal Dutch Shell plc Class A (Integrated
Oil & Gas)(d) ....................................     57,152      2,335,276

Tyco International Ltd. (Industrial
Conglomerates)(b) ................................      3,690        124,685

VTB Bank OJSC Sponsored GDR 144A
(Diversified Banks)(b)(h) ........................     27,905        305,002


                       See Notes to Financial Statements
30

Phoenix Worldwide Strategies Fund

                                                      SHARES        VALUE
                                                    ---------   ------------
UNITED STATES--CONTINUED
XL Capital Ltd. Class A (Property & Casualty
Insurance) .......................................        420   $     35,402
                                                                ------------
                                                                   3,627,520
                                                                ------------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $69,414,152)                                     86,778,361
----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--0.1%

GERMANY--0.1%
Porsche AG Pfd. 0.71%
(Automobile Manufacturers) .......................         66        118,092
----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $60,652)                                            118,092
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $97,937,988)                                    121,839,592
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--22.7%
MONEY MARKET MUTUAL FUNDS(e)--21.2%
State Street Navigator Prime Plus
(5.34% seven day effective yield) ................ 26,449,655     26,449,655


                                                      PAR
                                                     VALUE
                                                     (000)
                                                   ----------
COMMERCIAL PAPER(i)--1.5%
UBS Finance Delaware LLC 5.35%, 7/2/07                $ 1,840      1,839,726
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $28,289,381)                                     28,289,381
----------------------------------------------------------------------------
TOTAL INVESTMENTS--120.4%
(IDENTIFIED COST $126,227,369)                                   150,128,973(a)

Other assets and liabilities, net--(20.4)%                       (25,508,444)
                                                                ------------
NET ASSETS--100.0%                                              $124,620,529
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,883,266 and gross depreciation of $1,197,752 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $126,443,459.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2007, these securities amounted to a value of $30,110 or 0% of net assets.
(g)  Shares traded on Amsterdam Exchange.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $305,002 or 0.2% of net assets.
(i)  The rate shown is the discount rate.


                       See Notes to Financial Statements

Phoenix Worldwide Strategies Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2007

ASSETS
Investment securities at value,
     including $26,013,999 of securities on loan
     (Identified cost $126,227,369)                                $150,128,973
Foreign currency at value,
     (Identified cost $473,676)                                         477,313
Cash                                                                      6,045
Receivables
     Investment securities sold                                       2,036,689
     Dividends and interest                                             186,253
     Tax reclaims                                                        55,428
     Fund shares sold                                                    15,558
Prepaid expenses                                                         20,213
Other assets                                                             21,570
                                                                   ------------
          Total assets                                              152,948,042
                                                                   ------------
LIABILITIES
Payables
     Investment securities purchased                                  1,587,718
     Fund shares repurchased                                             59,212
     Upon return of securities loaned                                26,449,655
     Investment advisory fee                                             86,728
     Transfer agent fee                                                  32,443
     Distribution and service fees                                       29,801
     Trustee deferred compensation plan                                  21,570
     Administration fee                                                   8,396
     Trustees' fee                                                          695
     Other accrued expenses                                              51,295
                                                                   ------------
          Total liabilities                                          28,327,513
                                                                   ------------
NET ASSETS                                                         $124,620,529
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 93,053,228
Undistributed net investment income                                     787,337
Accumulated net realized gain                                         6,876,063
Net unrealized appreciation                                          23,903,901
                                                                   ------------
NET ASSETS                                                         $124,620,529
                                                                   ============
CLASS A
Net asset value per share                                                $12.15
Offering price per share $12.15/(1-5.75%)                                $12.89
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                          9,687,710
Net Assets                                                         $117,709,117
CLASS B
Net asset value and offering price per share                             $11.04
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                            459,367
Net Assets                                                         $  5,073,625
CLASS C
Net asset value and offering price per share                             $11.01
Shares of beneficial interest outstanding, no par value,
     unlimited authorization                                            166,986
Net Assets                                                         $  1,837,787



                            STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2007
INVESTMENT INCOME
Dividends                                                           $ 3,093,771
Interest                                                                 86,872
Security lending                                                         57,012
Foreign taxes withheld                                                 (180,206)
                                                                    -----------
          Total investment income                                     3,057,449
                                                                    -----------
EXPENSES
Investment advisory fee                                                 992,549
Service fees, Class A                                                   274,484
Distribution and service fees, Class B                                   51,871
Distribution and service fees, Class C                                   17,897
Administration fee                                                       93,876
Transfer agent                                                          270,235
Custodian                                                                91,450
Printing                                                                 62,216
Professional                                                             41,279
Registration                                                             37,279
Trustees                                                                 15,158
Miscellaneous                                                            18,359
                                                                    -----------
          Total expenses                                              1,966,653
Less advisory fees waived                                               (27,771)
Custodian fees paid indirectly                                           (1,946)
                                                                    -----------
          Net expenses                                                1,936,936
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                          1,120,513
                                                                    -----------
NET REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on  investments                             12,993,832
Net  realized  gain  (loss) on  foreign  currency transactions           41,388
Net change in unrealized  appreciation  (depreciation) on
     investments                                                     11,520,137
Net  change  in  unrealized  appreciation  (depreciation)  on
     foreign  currency translation                                         (616)
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                       24,554,741
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                $25,675,254
                                                                    ===========


                       See Notes to Financial Statements
32

Phoenix Worldwide Strategies Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Year Ended               Year Ended
                                                                                            June 30, 2007           June 30, 2006
                                                                                           ---------------         --------------
FROM OPERATIONS
     Net investment income (loss)                                                          $    1,120,513           $    781,606
     Net realized gain (loss)                                                                  13,035,220             20,695,971
     Net change in unrealized appreciation (depreciation)                                      11,519,521             (2,594,612)
                                                                                           --------------           ------------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               25,675,254             18,882,965
                                                                                           --------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, Class A                                                            (1,242,308)            (1,060,641)
     Net investment income, Class B                                                               (31,335)               (24,338)
     Net investment income, Class C                                                               (10,416)               (14,105)
                                                                                           --------------           ------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                 (1,284,059)            (1,099,084)
                                                                                           --------------           ------------
FROM SHARE TRANSACTIONS
CLASS A
     Proceeds from sales of shares (322,754 and 281,495
          shares, respectively)                                                                 3,513,591              2,664,621
     Net asset value of shares issued from reinvestment of distributions
          (101,749 and 104,432 shares, respectively)                                            1,120,260                961,829
     Cost of shares repurchased (1,164,822 and 1,940,792 shares, respectively)                (12,702,218)           (17,756,568)
                                                                                           --------------           ------------
Total                                                                                          (8,068,367)           (14,130,118)
                                                                                           --------------           ------------
CLASS B
     Proceeds from sales of shares (89,744 and 96,403 shares, respectively)                       905,539                825,530
     Net asset value of shares issued from reinvestment of distributions
          (2,974 and 2,804 shares, respectively)                                                   29,893                 23,607
     Cost of shares repurchased (234,328 and 164,735 shares, respectively)                     (2,326,662)            (1,405,383)
                                                                                           --------------           ------------
Total                                                                                          (1,391,230)              (556,246)
                                                                                           --------------           ------------
CLASS C
     Proceeds from sales of shares (16,293 and 37,167 shares, respectively)                       159,668                296,486
     Net asset value of shares issued from reinvestment of distributions (865
          and 1,425 shares, respectively)                                                           8,660                 11,952
     Cost of shares repurchased (166,028 and 100,035 shares, respectively)                     (1,483,642)              (842,147)
                                                                                           --------------           ------------
Total                                                                                          (1,315,314)              (533,709)
                                                                                           --------------           ------------
     INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                (10,774,911)           (15,220,073)
                                                                                           --------------           ------------
     NET INCREASE (DECREASE) IN NET ASSETS                                                     13,616,284              2,563,808
NET ASSETS
     Beginning of period                                                                      111,004,245            108,440,437
                                                                                           --------------           ------------
     END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
          OF $787,337 AND $729,981, RESPECTIVELY)                                          $  124,620,529           $111,004,245
                                                                                           ==============           ============

                       See Notes to Financial Statements
                                                                              33

Phoenix Worldwide Strategies Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A
                                                     ----------------------------------------------------------
                                                                          ENDED JUNE 30,
                                                     ----------------------------------------------------------
                                                      2007         2006         2005          2004        2003
Net asset value, beginning of period                 $ 9.86       $ 8.38       $ 7.72       $ 6.37       $ 7.03
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)                   0.11         0.07         0.08         0.03         0.05
     Net realized and unrealized gain (loss)           2.30         1.51         0.68         1.41        (0.71)
                                                     ------       ------       ------       ------       ------
          TOTAL FROM INVESTMENT OPERATIONS             2.41         1.58         0.76         1.44        (0.66)
                                                     ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
     Dividends from net investment income             (0.12)       (0.10)       (0.10)       (0.09)         --
                                                     ------       ------       ------       ------       ------
          TOTAL DISTRIBUTIONS                         (0.12)       (0.10)       (0.10)       (0.09)         --
                                                     ------       ------       ------       ------       ------
Change in net asset value                              2.29         1.48         0.66         1.35        (0.66)
                                                     ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $12.15       $ 9.86       $ 8.38       $ 7.72       $ 6.37
                                                     ======       ======       ======       ======       ======
Total return(2)                                       24.61%       18.90%        9.80%       22.65%       (9.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $117,709     $102,783     $100,469     $107,520      $98,135
RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                            1.61%        1.60%        1.57%        1.62%        1.73 %
     Gross operating expenses                          1.64%        1.70%        1.57%        1.62%        1.73 %
     Net investment income (loss)                      1.01%        0.76%        0.97%        0.46%        0.81 %
Portfolio turnover                                       74%         124%          49%         122%         160 %


                                                                              CLASS B
                                                     ----------------------------------------------------------
                                                                           ENDED JUNE 30,
                                                     ----------------------------------------------------------
                                                      2007         2006         2005         2004         2003
Net asset value, beginning of period                 $ 8.98       $ 7.65       $ 7.05      $  5.81       $ 6.46
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)                   0.02           --(3)      0.02        (0.02)          --(3)
     Net realized and unrealized gain (loss)           2.10         1.37         0.63         1.28        (0.65)
                                                     ------       ------       ------       ------       ------
          TOTAL FROM INVESTMENT OPERATIONS             2.12         1.37         0.65         1.26        (0.65)
                                                     ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
     Dividends from net investment income             (0.06)       (0.04)       (0.05)       (0.02)          --
                                                     ------       ------       ------       ------       ------
          TOTAL DISTRIBUTIONS                         (0.06)       (0.04)       (0.05)       (0.02)          --
                                                     ------       ------       ------       ------       ------
Change in net asset value                              2.06         1.33         0.60         1.24        (0.65)
                                                     ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $11.04       $ 8.98       $ 7.65       $ 7.05       $ 5.81
                                                     ======       ======       ======       ======       ======
Total return(2)                                       23.76%       17.92%        9.14%       21.78 %     (10.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $5,074       $5,395       $5,096       $5,987       $6,730
RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                            2.36%        2.35%        2.32%        2.37 %       2.48 %
     Gross operating expenses                          2.39%        2.45%        2.32%        2.37 %       2.48 %
     Net investment income (loss)                      0.22%        0.01%        0.23%       (0.34)%       0.04 %
Portfolio turnover                                       74%         124%          49%         122 %        160 %

(1)  Computed using average shares outstanding.
(2)  Sales charges are not reflected in the total return calculation.
(3)  Amount is less than $0.01.


                       See Notes to Financial Statements
34

Phoenix Worldwide Strategies Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                              CLASS C
                                                     ----------------------------------------------------------
                                                                           ENDED JUNE 30,
                                                     ----------------------------------------------------------
                                                      2007         2006         2005         2004         2003
Net asset value, beginning of period                 $ 8.95       $ 7.62       $ 7.03       $ 5.80       $ 6.45
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(1)                   0.02          --(3)       0.02        (0.01)       (0.01)
     Net realized and unrealized gain (loss)           2.10         1.37         0.62         1.27        (0.64)
                                                     ------       ------       ------       ------       ------
          TOTAL FROM INVESTMENT OPERATIONS             2.12         1.37         0.64         1.26        (0.65)
                                                     ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
     Dividends from net investment income             (0.06)       (0.04)       (0.05)       (0.03)          --
                                                     ------       ------       ------       ------       ------
          TOTAL DISTRIBUTIONS                         (0.06)       (0.04)       (0.05)       (0.03)          --
                                                     ------       ------       ------       ------       ------
Change in net asset value                              2.06         1.33         0.59         1.23        (0.65)
                                                     ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                       $11.01       $ 8.95       $ 7.62       $ 7.03       $ 5.80
                                                     ======       ======       ======       ======       ======
Total return(2)                                       23.74%       17.99 %       9.03%       21.66 %     (10.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $1,838       $2,826       $2,876       $3,306       $2,407
RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                            2.36%        2.35 %       2.32%        2.37 %       2.48 %
     Gross operating expenses                          2.38%        2.45 %       2.32%        2.37 %       2.48 %
     Net investment income (loss)                      0.23%       (0.03)%       0.22%       (0.18)%      (0.10)%
Portfolio turnover                                       74%         124 %         49%         122 %        160 %

(1)  Computed using average shares outstanding.
(2)  Sales charges are not reflected in the total return calculation.
(3)  Amount is less than $0.01.


                       See Notes to Financial Statements

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007


1. ORGANIZATION

     Phoenix Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

     Currently three funds are offered for sale (each a "Fund"). The Phoenix Mid-Cap Value Fund ("Mid-Cap Value Fund") is diversified and has an investment objective of long-term growth of capital. The Phoenix Value Opportunities Fund ("Value Opportunities Fund") (formerly Phoenix Pathfinder Fund) is diversified and has an investment objective of long-term capital appreciation. The Phoenix Worldwide Strategies Fund ("Worldwide Strategies Fund") is diversified and has an investment objective of capital appreciation.

The Funds offer the following classes of shares for sale:

                                           Class A     Class B     Class C
                                           -------     -------     -------
Mid-Cap Value Fund(1) .................       X           --          X
Value Opportunities Fund ..............       X           --          X
Worldwide Strategies Fund .............       X            X          X

(1) EFFECTIVE ON MAY 7, 2007, THE MID-CAP VALUE FUND IS NO LONGER AVAILABLE FOR PURCHASE BY NEW INVESTORS. THE FUND WILL CONTINUE TO BE AVAILABLE FOR PURCHASE BY EXISTING INVESTORS; HOWEVER, THE FUND RESERVES THE RIGHT TO REFUSE ANY ORDER THAT MAY DISRUPT THE EFFICIENT MANAGEMENT OF THE FUND.

     Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (CONTINUED)

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective six months following the end of the fiscal year ended June 30, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by Management of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. SECURITY LENDING:

     The Worldwide Strategies Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Co. (the "Custodian"). Under the terns of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies, sovereign debt of foreign countries and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

     At June 30, 2007, the Worldwide Strategies Fund had securities valued at $26,013,999 on loan. For collateral the fund received cash collateral of $26,449,655 and U.S. Government securities valued at $468,682.

I. REIT INVESTMENTS:

     Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the the following annual rates as a percentage of the average daily net assets of each fund:

                                     Fee
                                     Rate
                                    ------
Mid-Cap Value Fund ...............   0.75%
Value Opportunities Fund .........   0.80%

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (CONTINUED)


                                       1st $1      $1-2         $2+
                                      Billion     Billion     Billion
                                      -------    --------     -------
Worldwide Strategies Fund ........     0.85%       0.80%       0.75%

     For the period July 1, 2006 through September 30, 2006, PIC contractually agreed to waive 0.10% of the advisory fee for the Worldwide Strategies Fund.

     The Adviser has contractually agreed to limit certain Funds' operating expenses (excluding interest, taxes, and extraordinary expenses) through October 31, 2007, so that such expenses do not exceed the following percentages of average annual net assets.

                                     Class A      Class C
                                     -------      -------
Mid-Cap Value Fund ...............     1.25%       2.00%
Value Opportunities Fund .........     1.40%       2.15%

     The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement unless authorized by the Board of Trustees.

     Sasco Capital, Inc. ("Sasco") is the subadviser to the Mid-Cap Value Fund.

     Acadian Asset Management, Inc. ("Acadian") is the subadviser to the Value Opportunities Fund.

     Acadian and New Star Institutional Managers Limited ("New Star") are subadvisers to the international portion of the Worldwide Strategies Fund.

     As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended June 30, 2007, as follows:

                                     Class A       Class A          Class B           Class C
                                   Net Selling     Deferred         Deferred          Deferred
                                  Commissions    Sales Charges    Sales Charges     Sales Charges
                                  ------------   -------------    -------------     -------------
Mid-Cap Value Fund ............    $290,697        $30,964           $     --          $29,084
Value Opportunities Fund ......       4,577             3                  --            1,453
Worldwide Strategies Fund .....       4,908            --              12,764              131

     In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

     Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and Phoenix Edge Series Fund. For the period ended June 30, 2007, the Trust incurred administration fees totaling $615,881.

     PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as subtransfer agent. For the period ended June 30, 2007, transfer agent fees were $1,185,883 as reported in the Statements of Operations.

     At June 30, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:
                                                                   Aggregate Net
                                                    Shares          Asset Value
                                                  ----------       -------------
Mid-Cap Value Fund, Class A ...............          297,041        $ 8,138,923
Value Opportunities Fund, Class A .........        1,865,851         25,524,842
Value Opportunities Fund, Class C .........           10,344            140,678

     Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2007.

4. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the year ended June 30, 2007, were as follows:

                                                 Purchases             Sales
                                               ------------         ------------
Mid-Cap Value Fund ........................    $650,340,052         $36,345,007
Value Opportunities Fund ..................      64,805,976          23,184,532
Worldwide Strategies Fund .................      85,478,171          97,591,629

     There were no purchases or sales of long-term U.S. Government and agency securities for the year ended June 30, 2007.

5. 10% SHAREHOLDERS

     At June 30, 2007, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are affiliated with PNX.

                                                % of Shares          Number of
                                                Outstanding           Accounts
                                               ------------         ------------
Value Opportunities Fund ..................        40.3%                  2

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (CONTINUED)


6. ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At June 30, 2007, the Mid-Cap Value Fund held securities issued by various companies in the industrial sector, comprising 25% of the total net assets of the Fund. The Value Opportunities Fund held securities issued by various companies in the financial sector comprising 32% of the total net assets of the Fund. The Worldwide Strategies Fund held securities issued by various companies from the United States comprising 26% of the total net assets of the Fund.

7. INDEMNIFICATIONS

     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

8. REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

     In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8 thousand and to revise its supervisory procedures. The Company does not believe that the outcome of these matters will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

     For the period ended June 30, 2007, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Worldwide Strategies Fund .............     $5,610,006

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments), consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                     Undistributed     Undistributed
                                       Ordinary         Long-Term
                                        Income        Capital Gains
                                      ----------     ---------------
Mid-Cap Value Fund ...............    $2,881,366       $8,981,447
Value Opportunities Fund .........     1,247,368           86,643
Worldwide Strategies Fund ........       793,925        7,092,153

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended June 30, 2007, the following Funds recorded reclassifications to increase (decrease) the accounts as listed below:

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (CONTINUED)

                               Capital Paid In     Accumulated     Undistributed
                                on Shares of          Net               Net
                                  Beneficial        Realized         Investment
                                  Interest        Gain (Loss)      Income (Loss)
                                --------------   -------------   ---------------
Value Opportunities Fund .....        $(341)     $       --        $     341
Worldwide Strategies Fund ....           --        (220,902)         220,902

11. OTHER

     On August 23, 2006, the Board of Trustees adopted a plan of liquidation whereby the Relative Value Fund was terminated and liquidated on October 16, 2006. Upon liquidation, the net proceeds were distributed to the shareholders.

     On November 15, 2006, the Board of Trustees adopted a plan of liquidation whereby the Total Value Fund was terminated and liquidated on December 22, 2006. Upon liquidation, the net proceeds were distributed to the shareholders.

12. SUBSEQUENT EVENTS

     The Board of Trustees of Phoenix Investment Trust 97 ("Trust 97") approved the reorganization of Phoenix Value Equity Fund ("Value Equity") into Phoenix Value Opportunities Fund ("Value Opportunities"), a series of Phoenix Equity Trust. Value Equity's investment objectives are similar to Value Opportunities' objectives and the investment strategies of the Funds are substantially similar. The reorganization was completed on July 13, 2007.

     Effective July 13, 2007, the Value Opportunities Fund's investment advisory fee has been lowered to 0.75%. The Adviser has contractually agreed to limit operating expenses (excluding interest, taxes and extraordinary expenses) through June 30, 2008, so that such expenses do not exceed 1.35% for Class A shares and 2.10% for Class C shares. The Adviser will not seek to recapture any operating expenses under this arrangement, unless authorized to do so by the Board of Trustees.

--------------------------------------------------------------------------------
                                TAX INFORMATION
                                  (UNAUDITED)

     For the fiscal year ended June 30, 2007, for federal income tax purposes, the percentages of the ordinary income dividends earned by the funds qualify for the dividends received deduction for corporate shareholders as detailed below:

Mid-Cap Value Fund ..................        100%
Value Opportunities Fund ............         24
Worldwide Strategies Fund ...........         58

     For the fiscal year ended June 30, 2007, the funds hereby designate the below percentages, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders:

Mid-Cap Value Fund ..................        100%
Value Opportunities Fund ............         25
Worldwide Strategies Fund ...........        100

     The actual percentage for the calendar year will be designated in the year-end tax statements.

     For the fiscal year ended June 30, 2007, the following funds designated long-term capital gains dividends:

Mid-Cap Value Fund ..................  $9,009,681
Value Opportunities Fund ............     121,970
Worldwide Strategies Fund ...........   7,092,153

FOR SHAREHOLDERS OF THE PHOENIX WORLDWIDE STRATEGIES FUND:

     For the year ended June 30, 2007 the Phoenix Worldwide Strategies Fund recognized $2,212,923, of foreign source income on which the Phoenix Worldwide Strategies Fund paid foreign taxes of $168,682. This Information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[LOGO OMMITTED]

To the Board of Trustees of Phoenix Equity Trust and Shareholders of:
Phoenix Mid-Cap Value Fund
Phoenix Value Opportunities Fund
Phoenix Worldwide Strategies Fund

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Mid-Cap Value Fund, Phoenix Value Opportunities Fund (formerly Phoenix Pathfinder Fund) and Phoenix Worldwide Strategies Fund (constituting Phoenix Equity Trust, hereafter referred to as the "Trust") at June 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
----------------------------------
PricewaterhouseCoopers LLP
Boston, Massachusetts
August 21, 2007

FUND MANAGEMENT TABLES (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust as of June 30, 2007 is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                  INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                    PORTFOLIOS IN
                                                     FUND COMPLEX                    PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS              LENGTH OF           OVERSEEN BY                     DURING PAST 5 YEARS AND
   AND DATE OF BIRTH            TIME SERVED           TRUSTEE                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway              Served since 1993.          58           Chairman, Rittenhouse Advisors, LLC (consulting
DOB: 8/2/29                                                            firm) (2001-present). Trustee/Director, Phoenix
                                                                       Funds Complex (1983-present). Trustee/Director,
                                                                       Realty Foundation of New York (1972-present),
                                                                       Josiah Macy, Jr. Foundation (Honorary)
                                                                       (2004-present), Pace University (Director/Trustee
                                                                       Emeritus) (2003-present), Greater New York
                                                                       Councils, Boy Scouts of America (1985-present),
                                                                       The Academy of Political Science (Vice Chairman)
                                                                       (1985-present), Urstadt Biddle Property Corp.
                                                                       (1989-present), Colgate University (Trustee
                                                                       Emeritus) (2004-present). Director/Trustee, The
                                                                       Harlem Youth Development Foundation, (Chairman)
                                                                       (1998-2002), Consolidated Edison Company of New
                                                                       York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                                       Company (1974-2002), Centennial Insurance Company
                                                                       (1974-2002), Union Pacific Corp. (1978-2002),
                                                                       Accuhealth (1994-2002), Pace University
                                                                       (1978-2003), New York Housing Partnership
                                                                       Development Corp. (Chairman) (1981-2003), Josiah
                                                                       Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne           Served since 1993.          58           Retired. Trustee/Director, Phoenix Funds Complex
DOB: 9/8/29                                                            (1983-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries           Served since 1995.          59           Director, The Empire District Electric Company
DOB: 9/23/30                                                           (1984-2004). Trustee/Director, Phoenix Funds
                                                                       Complex (1987-present).
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.              Served since 1993.          56           Managing Director, Almanac Capital Management
DOB: 2/14/39                                                           (commodities business) (since 2007).
                                                                       Director/Trustee, Evergreen Funds (88 portfolios)
                                                                       (1989-present). Trustee, Phoenix Funds Family
                                                                       (1980-present). Director, Diversapak
                                                                       (2002-present), Obaji Medical Products Company
                                                                       (2002-present). Director, Lincoln Educational
                                                                       Services (2002-2004). Partner, Stonington
                                                                       Partners, Inc. (private equity firm) (2001-2007).
------------------------------------------------------------------------------------------------------------------------------------

                                                  INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                    PORTFOLIOS IN
                                                     FUND COMPLEX                    PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS              LENGTH OF           OVERSEEN BY                     DURING PAST 5 YEARS AND
   AND DATE OF BIRTH            TIME SERVED           TRUSTEE                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara         Served since 2001.          58           Retired. Trustee/Director, Phoenix Funds Complex
DOB: 4/17/51                                                           (2001-present). Managing Director, U.S. Trust
                                                                       Company of New York (private bank) (1982-2006).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates(1)             Served since 1993.          56           Trustee/Director, Phoenix Funds Family
 DOB: 5/31/46                                                          (1987-present). Managing Director, Wydown Group
                                                                       (consulting firm) (1994-present). Director,
                                                                       Investors Bank & Trust Corporation (1995-present),
                                                                       Stifel Financial (1996-present), Connecticut River
                                                                       Bancorp (1998-present), Connecticut River Bank
                                                                       (1999-present), Trust Company of New Hampshire
                                                                       (2002-present). Chairman, Emerson Investment
                                                                       Management, Inc. (2000-present). Independent
                                                                       Chairman, John Hancock Trust (93 Portfolios)
                                                                       (since 2005), Trustee, John Hancock Funds II (74
                                                                       Portfolios) (since 2005), Trustee, John Hancock
                                                                       Trust (93 Portfolios) (2004-present).
                                                                       Director/Trustee, 1Mind, Inc. (for merly
                                                                       1Mind.com) (2000-2002), Plymouth Rubber Co.
                                                                       (1995-2003). Director and Treasurer, Endowment for
                                                                       Health, Inc. (2000-2004). Chairman, Hudson Castle
                                                                       Group, Inc. (Formerly IBEX Capital Markets, Inc.)
                                                                       (financial services) (1997-2006). Trustee, John
                                                                       Hancock Funds III (8 Portfolios) (2005-2006).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson           Served since 1993.          56           Managing Director, Northway Management Company
DOB: 2/16/46                                                           (1998-present). Trustee/Director, Phoenix Funds
                                                                       Family (1983-present).
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck       Served since 2006.          56           Chairman, Amsterdam Molecular Therapeutics N.V.
DOB: 7/30/42                                                           (Biotechnology) (since 2007). Director, Galapagos
                                                                       N.V. (Biotechnology) (2005-present). Trustee,
                                                                       Phoenix Funds Family (2004-present). Director
                                                                       EASDAQ (Chairman) (2001-present), The JP Morgan
                                                                       Fleming Continental European Investment Trust
                                                                       (1998-present), Groupe SNEF (1998-present).
                                                                       Managing Director, Almanij N.V. (1992-2003).
                                                                       Director, KBC Bank and Insurance Holding Company
                                                                       (Euronext) (1992-2003), KBC Bank (1992-2003), KBC
                                                                       Insurance (1992-2003), Kredietbank, S.A.
                                                                       Luxembourgeoise (1992-2003), Investco N.V.
                                                                       (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V.
                                                                       (1992-2003), Almafin N.V. (1992-2003), Centea N.V.
                                                                       (1992-2003), Director, Degussa Antwerpen N.V.
                                                                       (1998-2004), Santens N.V. (1999-2004), Banco
                                                                       Urquijo (Chairman) (1998-2006).
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.

                                                  INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                    PORTFOLIOS IN
                                                     FUND COMPLEX                    PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS,             LENGTH OF           OVERSEEN BY                     DURING PAST 5 YEARS AND
   AND DATE OF BIRTH            TIME SERVED           TRUSTEE                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)          Served since  2004.         56           Senior Executive Vice President and President,
DOB: 8/17/64                                                           Asset Management, The Phoenix Companies, Inc.
                                                                       (since 2007). Director (2006-present), President
                                                                       (2006-present) and Chief Operating Officer
                                                                       (2004-present), Phoenix Investment Partners, Ltd.
                                                                       Director (2006-present) and President (since
                                                                       2007), DPCM Holding, Inc. Director and Executive
                                                                       Vice President, Duff & Phelps Investment
                                                                       Management Co. (2006-present). Director
                                                                       (2006-present) and Executive Vice President
                                                                       (2005-present), Engemann Asset Management.
                                                                       President, Euclid Advisers, LLC (2006-present).
                                                                       Director (2006-present) and Executive Vice
                                                                       President (2005-present), Goodwin Capital
                                                                       Advisers, Inc. Executive Vice President, Kayne
                                                                       Anderson Rudnick Investment Management, LLC (since
                                                                       2007). Director and President, Pasadena Capital
                                                                       Corporation (2006-present). Director and Executive
                                                                       Vice President, Phoenix Equity Planning
                                                                       Corporation (2005-present). Director and
                                                                       President, Phoenix Investment Counsel, Inc.
                                                                       (2006-present). President, Phoenix/Zweig Advisers,
                                                                       LLC (2006-present). Executive Vice President, PXP
                                                                       Securities Corp. (2005-present). Director and
                                                                       President, Rutherford Financial Corporation
                                                                       (2006-present). Executive Vice President,
                                                                       Rutherford, Brown & Catherwood, LLC
                                                                       (2006-present). Executive Vice President, SCM
                                                                       Advisers LLC (2006-present). President, the
                                                                       Phoenix Funds Family (2006-present). Previously,
                                                                       Vice President, Phoenix Life Insurance Company
                                                                       (2002-2004). Vice President, The Phoenix
                                                                       Companies, Inc. (2003-2004). Vice President,
                                                                       Finance, Phoenix Investment Partners, Ltd.
                                                                       (2001-2002). Executive Vice President, the Phoenix
                                                                       Funds Family (2004-2006). Executive Vice
                                                                       President, Phoenix Investment Partners, Ltd.
                                                                       (2004-2006), Phoenix Investment Counsel, Inc.
                                                                       (2005-2006), Euclid Advisers, LLC (2005-2006),
                                                                       Rutherford Financial Corporation (2005-2006),
                                                                       Phoenix/Zweig Advisers, LLC (2005-2006) and DPCM
                                                                       Holding, Inc. (2005-2007). Senior Vice President
                                                                       and Chief Operating Officer, Asset Management, The
                                                                       Phoenix Companies, Inc. (2004-2007).
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)        Served since 2002.          56           Limited Managing Director, Lazard Freres & Co. LLC
DOB: 5/11/34                                                           (1997-present). Trustee/Director, Phoenix Funds
                                                                       Family (2002-present). Director, The Phoenix
                                                                       Companies, Inc. (2001-2005) and Phoenix Life
                                                                       Insurance Company (1989-2005).

------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.
(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

                                                  INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                    PORTFOLIOS IN
                                                     FUND COMPLEX                    PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS,             LENGTH OF           OVERSEEN BY                     DURING PAST 5 YEARS AND
   AND DATE OF BIRTH            TIME SERVED           TRUSTEE                OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)       Served since 1993.          76           Partner, Cross Pond Partners, LLC (2006-present),
DOB: 10/23/46                                                          Director, PXRE Corporation (Reinsurance)
                              Chairman                                 (1985-present), World Trust Fund (1991-present).
                                                                       Director/Trustee, Phoenix Funds Complex
                                                                       (1989-present). Management Consultant (2002-2004),
                                                                       Chairman (1997-2002), Chief Executive Officer
                                                                       (1995-2002), Director (1995-2002), Phoenix
                                                                       Investment Partners, Ltd., Director and Executive
                                                                       Vice President, The Phoenix Companies, Inc.
                                                                       (2000-2002). Director (1994-2002) and Executive
                                                                       Vice President, Investments (1987-2002), Phoenix
                                                                       Life Insurance Company. Director (1983-2002) and
                                                                       Chairman (1995-2002), Phoenix Investment Counsel,
                                                                       Inc. Director (1982-2002), Chairman (2000-2002)
                                                                       and President (1990-2000), Phoenix Equity Planning
                                                                       Corporation. Chairman and President, Phoenix/Zweig
                                                                       Advisers LLC (2001-2002). Director (2001-2002) and
                                                                       President (April 2002-September 2002), Phoenix
                                                                       Investment Management Company. Director and
                                                                       Executive Vice President, Phoenix Life and Annuity
                                                                       Company (1996-2002). Executive Vice President
                                                                       (1994-2002) and Chief Investment Counsel
                                                                       (1994-2002), PHL Variable Insurance Company.
                                                                       Director, Phoenix National Trust Holding Company
                                                                       (2001-2002). Director (1985-2002), Vice President
                                                                       (1986-2002) and Executive Vice President (April
                                                                       2002-September 2002), PM Holdings, Inc. Director,
                                                                       WS Griffith Associates, Inc. (1995-2002).
                                                                       Director, WS Griffith Securities, Inc.
                                                                       (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                           OFFICERS OF THE FUND WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                       POSITION(S) HELD WITH
        NAME, ADDRESS AND              TRUST AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
         DATE OF BIRTH                     TIME SERVED                          DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman            Senior Vice President                    Senior Vice President, Asset Management Product Development,
DOB: 7/27/62                  since 2004.                              The Phoenix Companies, Inc. (since 2006). Senior Vice
                                                                       President, Asset Management Product Development, Phoenix
                                                                       Investment Partners, Ltd. (2005-present). Director and
                                                                       President, Phoenix Equity Planning Corporation (since 2006).
                                                                       Senior Vice President, Phoenix Investment Counsel, Inc.
                                                                       (since 2006). Director, DPCM Holdings, Inc., Duff & Phelps
                                                                       Investment Management Company and Pasadena Capital
                                                                       Corporation (since 2006). President, PXP Securities Corp.
                                                                       (2004-present). Senior Vice President, the Phoenix Funds
                                                                       Family (2004-present). Senior Vice President and Chief
                                                                       Administrative Officer, Phoenix Investment Partners, Ltd.
                                                                       (2003-2004). Senior Vice President and Chief Administrative
                                                                       Officer, Phoenix Equity Planning Corporation (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                  Vice President and                       Chief Compliance Officer, Zweig-DiMenna Associates LLC
900 Third Avenue              Chief Compliance Officer                 (1989-present). Vice President and Chief Compliance Officer,
New York, NY 10022            since 2004.                              certain Funds within the Phoenix Fund Complex
DOB: 9/23/45                                                           (2004-present). Vice President, The Zweig Total Return Fund,
                                                                       Inc. (2004-present). Vice President, The Zweig Fund, Inc.
                                                                       (2004-present). President and Director of Watermark
                                                                       Securities, Inc. (1991-present). Assistant Secretary of
                                                                       Gotham Advisors Inc. (1990-present). Secretary,
                                                                       Phoenix-Zweig Trust (1989-2003). Secretary, Phoenix-Euclid
                                                                       Market Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss              Senior Vice President since              Assistant Treasurer (2001-present), Vice President, Fund
DOB: 11/24/52                 2006.                                    Accounting (1994-2000), Phoenix Equity Planning Corporation.
                                                                       Vice President, Phoenix Investment Partners, Ltd.
                                                                       (2003-present). Senior Vice President, the Phoenix Funds
                                                                       Family (since 2006). Vice President, The Phoenix Edge Series
                                                                       Fund (1994-present), Treasurer, The Zweig Fund Inc. and the
                                                                       Zweig Total Return Fund Inc. (2003-present). Chief Financial
                                                                       Officer (2005-2006) and Treasurer (1994-2006), or Assistant
                                                                       Treasurer (2005-2006), certain funds within the Phoenix Fund
                                                                       Complex.
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley            Chief Financial Officer and              Vice President, Fund Administration, Phoenix Investment
DOB: 3/2/72                   Treasurer since 2006.                    Partners, Ltd. (2004-present). Chief Financial Officer and
                                                                       Treasurer (2006-present) or Chief Financial Officer and
                                                                       Treasurer (2005-present), certain funds within the Phoenix
                                                                       Fund Family. Vice President, Chief Financial Officer,
                                                                       Treasurer and Principal Accounting Officer, The Phoenix Edge
                                                                       Series Fund (2006-present). Assistant Treasurer, certain
                                                                       funds within the Phoenix Fund Complex (2004-2006). Senior
                                                                       Manager (2002-2004), Manager (2000-2002), Audit, Deloitte &
                                                                       Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                 President, Chief Legal                   Vice President and Counsel, Phoenix Life Insurance Company
One American Row              Officer, Counsel and                     (May 2005- present). Vice President, Counsel, Chief Legal
Hartford, CT 06102            Secretary since 2005.                    Officer and Secretary of certain funds within the Phoenix
DOB: 8/30/54                                                           Fund Complex (May 2005-present). Compliance Officer of
                                                                       Investments and Counsel, Travelers Life & Annuity Company
                                                                       (January 2005-May 2005). Assistant General Counsel, The
                                                                       Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX EQUITY TRUST                              INVESTMENT ADVISER
101 Munson Street                                 Phoenix Investment Counsel, Inc.
Greenfield, MA 01301-9668                         56 Prospect Street
                                                  Hartford, CT 06115-0480

TRUSTEES                                          PRINCIPAL UNDERWRITER
George R. Aylward                                 Phoenix Equity Planning Corporation
E. Virgil Conway                                  One American Row
Harry Dalzell-Payne                               Hartford, CT 06103-2899
Francis E. Jeffries
Leroy Keith, Jr.                                  TRANSFER AGENT
Marilyn E. LaMarche                               Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                    One American Row
Geraldine M. McNamara                             Hartford, CT 06103-2899
James M. Oates
Richard E. Segerson                               CUSTODIAN
Ferdinand L.J. Verdonck                           State Street Bank and Trust Company
                                                  P.O. Box 5501
OFFICERS                                          Boston, MA 02206-5501
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Francis G. Waltman, Senior Vice President         PricewaterhouseCoopers LLP
Marc Baltuch, Vice President and Chief            125 High Street
  Compliance Officer                              Boston, MA 02110-1707
W. Patrick Bradley, Chief Financial Officer
  and Treasurer                                   HOW TO CONTACT US
Kevin J. Carr, Vice President, Counsel,           Mutual Fund Services          1-800-243-1574
  Secretary and Chief Legal Officer               Advisor Consulting Group      1-800-243-4361
                                                  Telephone Orders              1-800-367-5877
                                                  TextTelephone                 1-800-243-1926
                                                  Website                       PHOENIXFUNDS.COM



    ----------------------------------------------------------------------------
     IMPORTANT NOTICE TO SHAREHOLDERS
     The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
    ----------------------------------------------------------------------------

                 (This page has been left blank intentionally)

                 (This page has been left blank intentionally)

                 (This page has been left blank intentionally)

                 (This page has been left blank intentionally)

                 (This page has been left blank intentionally)

     [LOGO OMITTED]                                           -----------------
        PHOENIX                                                   PRESORTED
                                                                  STANDARD
     Phoenix Equity Planning Corporation                        U.S. POSTAGE
     P.O. Box 150480                                                PAID
     Hartford, CT 06115-0480                                   Louisville, KY
                                                               Permit No. 1051
                                                              -----------------








For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.








PXP758                                                                     8-07
BPD32232


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $76,800 for 2007 and $138,600 for 2006.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $13,250 for 2007 and $22,850 for 2006.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Phoenix Equity Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the
          Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.


  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  Not applicable for 2007 and not applicable for 2006

                    (c)  100% for 2007 and 100% for 2006

                    (d)  Not applicable for 2007 and not applicable for 2006

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $908,053 for 2007 and $838,527 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Phoenix Equity Trust
            -----------------------------------------------------------------

By (Signature and Title)*     /s/ George R. Aylward
                         ----------------------------------------------------
                              George R. Aylward, President
                              (principal executive officer)

Date        September 7, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ George R. Aylward
                         ----------------------------------------------------
                              George R. Aylward, President
                              (principal executive officer)

Date        September 7, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*     /s/ W. Patrick Bradley
                         ----------------------------------------------------
                              W. Patrick Bradley,  Chief Financial Officer
                              and Treasurer
                              (principal financial officer)

Date        September 7, 2007
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.